As filed with the Securities and Exchange Commission on April 24, 1998
Registration No.  2-96408
811-4254

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER
THE SECURITIES ACT OF 1933

[   ] Pre-Effective Amendment No.		[X] Post-Effective
Amendment No.    48

REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940, as amended

Amendment No.     49    [X]

SMITH BARNEY INCOME FUNDS
(Exact name of Registrant as Specified in Charter)

388 Greenwich Street, New York, New York 10013
(Address of principal executive offices) (Zip Code)

(212)816-6474
(Registrant's telephone number, including Area Code)

Christina T. Sydor
Secretary

Smith Barney Income Funds
388 Greenwich Street
New York, New York 10013, 22nd Floor
(Name and address of agent for service)

copies to:

Burton M. Leibert, Esq.
Willkie Farr & Gallagher
One Citicorp Center
153 East 53rd Street
New York, NY  10022

 (Approximate Date of Proposed Public Offering): Continuous

It is proposed that this filing becomes effective (check appropriate box):


[  ]  Immediately upon filing pursuant to paragraph b
[x]  on April 29, 1998 pursuant to paragraph b

[  ]  60 days after filing pursuant to paragraph (a)(1)
[  ]  on (date) pursuant to paragraph (a)(1)

[  ]  75 days after filing pursuant to paragraph (a)(2)
[  ]  on (date) pursuant to paragraph (a)(2)


If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered: Shares of Beneficial Interest, par value $0.001 per share.



SMITH BARNEY INCOME FUNDS

CONTENTS OF
REGISTRATION STATEMENT

This Registration Statement contains the following pages and documents:

Front Cover

Contents Page

Cross-Reference Sheet

Part A - Prospectus

Part B - Statement of Additional Information

Part C - Other Information

Signature Page

Exhibits

	SMITH BARNEY INCOME FUNDS

	FORM  N-1A CROSS REFERENCE SHEET
	Pursuant to Rule 495(a) Under the Securities Act of 1933, as amended


Part A
Item No. and Caption	Prospectus Caption

1.  Cover Page	Cover Page

2.  Synopsis	Prospectus Summary

3.  Condensed Financial Information	Financial Highlights;

4.  General Description of Registrant	Cover Page; Prospectus
Summary;
Investment Objective and
Policies;
Distributor; Additional
Information

5.  Management of the Fund	Prospectus Summary; Management of
the Trust and the Fund;
Distributor;
Additional Information

6.  Capital Stock and Other Securities	Investment Objective and
Policies;
Dividends, Distributions and
Taxes;
Additional Information

7.  Purchase of Securities Being Offered	Valuation of Shares;
Purchase of
Shares; Exchange Privilege;
Redemption
of Shares; Purchase, Exchange and
Redemption of Shares; Minimum
Account Size;  Distributor

8.  Redemption or Repurchase of Shares	Purchase of Shares;
Redemption of
Shares; Exchange Privilege;
Purchase, Exchange and
Redemption of Shares

9.  Pending Legal Proceedings	Not Applicable


Part B.
Item No. and Caption	Statement of Additional
Information Caption

10.  Cover Page	Cover page

11.  Table of Contents	Contents

12.  General Information and History	Distributor; Additional
Information

13.  Investment Objectives and Policies	Investment Objectives and
Management Policies

14.  Management of the Fund	Management of the Trust and the
Funds; Distributor

15.  Control Persons and Principal	Management of the Trust and the
Funds Holders of Securities

16.  Investment Advisory and Management
of the Trust and the Funds; Other Services	Distributor

17.  Brokerage Allocation	Investment Objectives and
Management Policies; Distributor

18.  Capital Stock and Other Securities	Investment Objectives and
Management Policies; Purchase of
Shares; Redemption of Shares;
Taxes

19.  Purchase, Redemption and Pricing
of Securities Being Offered	Purchase of Shares; Redemption of
Shares; Valuation of Shares;
Distributor; Exchange Privilege

20.  Tax Status	Taxes

21.  Underwriters	Distributor

22.  Calculation of Performance Data	Performance Data

23.  Financial Statements	Financial Statements



SMITH BARNEY INCOME FUNDS
PART A



                                                                    SMITH BARNEY
                                                                         Premium
                                                                           Total
                                                                          Return
                                                                            Fund

                                                             APRIL 29, 1998

                                                   PROSPECTUS BEGINS ON PAGE ONE


P R O S P E C T U S

LOGO  SMITH BARNEY MUTUAL FUNDS
      INVESTING FOR YOUR FUTURE.
      EVERY DAY.

PROSPECTUS                                                       APRIL 29, 1998

Smith Barney
Premium Total Return Fund
388 Greenwich Street
New York, New York 10013
(800) 451-2010

  Smith Barney Premium Total Return Fund ("Fund"), a diversified fund, seeks to provide shareholders with total return, consisting of long-term capital appre-ciation and income, by investing primarily in a diversified portfolio of divi-dend-paying common stocks. The Fund also purchases put and call options and writes covered put and call options on securities it holds and on stock indexes primarily as a hedge to reduce investment risk. The Fund is one of a number of funds, each having distinct investment objectives and policies, making up
Smith Barney Income Funds ("Trust"). The Trust is an open-end management investment company commonly referred to as a mutual fund.

  This Prospectus sets forth concisely certain information about the Fund and the Trust, including sales charges, distribution and service fees and expenses, that prospective investors will find helpful in making an investment decision. Investors are encouraged to read this Prospectus carefully and retain it for future reference. Shares of other investment funds offered by the Trust are described in separate prospectuses that may be obtained by calling the Fund at the telephone number set forth above, or by contacting a Smith Barney Financial Consultant.

  Additional information about the Fund and the Trust is contained in a State-ment of Additional Information ("SAI") dated April 29, 1998, as amended or sup-plemented from time to time, that is available upon request and without charge by calling or writing the Trust at the telephone number or address set forth above or by contacting a Smith Barney Financial Consultant. The Statement of Additional Information has been filed with the Securities and Exchange Commis-sion ("SEC") and is incorporated by reference into this Prospectus in its entirety.

SMITH BARNEY INC.
Distributor

SMITH BARNEY STRATEGY ADVISERS INC.
Investment Adviser

MUTUAL MANAGEMENT CORP.
Administrator

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS                                    DATE

PROSPECTUS SUMMARY                      3
-----------------------------------------
FINANCIAL HIGHLIGHTS                    9
-----------------------------------------
INVESTMENT OBJECTIVE AND POLICIES      15
-----------------------------------------
VALUATION OF SHARES                    23
-----------------------------------------
DIVIDENDS, DISTRIBUTIONS AND TAXES     23
-----------------------------------------
PURCHASE OF SHARES                     25
-----------------------------------------
EXCHANGE PRIVILEGE                     35
-----------------------------------------
REDEMPTION OF SHARES                   38
-----------------------------------------
MINIMUM ACCOUNT SIZE                   40
-----------------------------------------
PERFORMANCE                            41
-----------------------------------------
MANAGEMENT OF THE TRUST AND THE FUND   41
-----------------------------------------
DISTRIBUTOR                            43
-----------------------------------------
ADDITIONAL INFORMATION                 44
-----------------------------------------

--------------------------------------------------------------------------------

  No person has been authorized to give any information or to make any representations in connection with this offering other than those contained in this Prospectus and, if given or made, such other information or representations must not be relied upon as having been authorized by the Trust or the distributor. This Prospectus does not constitute an offer by the Trust or the distributor to sell or a solicitation of an offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful to make such offer or solicitation in such jurisdiction.

--------------------------------------------------------------------------------

PROSPECTUS SUMMARY


  The following summary is qualified in its entirety by detailed information appearing elsewhere in this Prospectus and in the Statement of Additional Information. Cross references in this summary are to headings in the Prospec-tus. See "Table of Contents."

INVESTMENT OBJECTIVE The Fund is an open-end, diversified management invest-ment company that seeks total return by investing primarily in a diversified portfolio of dividend-paying common stocks. The Fund may engage in various portfolio strategies involving options to seek to increase its return and to hedge its portfolio against movements in the equity markets and interest rates. See "Investment Objective and Management Policies."

ALTERNATIVE PURCHASE ARRANGEMENTS The Fund offers several classes of shares ("Classes") to investors designed to provide them with the flexibility of selecting an investment best suited to their needs. The general public is offered three Classes of shares: Class A shares, Class B shares and Class C shares, which differ principally in terms of sales charges and rate of expenses to which they are subject. A fourth Class of shares, Class Y shares, is offered only to investors meeting an initial investment minimum of $15,000,000. See "Purchase of Shares" and "Redemption of Shares."

  Class A Shares. Class A shares are sold at net asset value plus an initial sales charge of up to 5.00% and are subject to an annual service fee of 0.25% of the average daily net assets of the Class. The initial sales charge may be reduced or waived for certain purchases. Purchases of Class A shares of $500,000 or more will be made at net asset value with no initial sales charge, but will be subject to a contingent deferred sales charge ("CDSC") of 1.00% on redemptions made within 12 months of purchase. See "Prospectus Summary-- Reduced or No Initial Sales Charge."

  Class B Shares. Class B shares are offered at net asset value subject to a maximum CDSC of 5.00% of redemption proceeds, declining by 1.00% each year after the date of purchase to zero. This CDSC may be waived for certain redemptions. Class B shares are subject to an annual service fee of 0.25% and an annual distribution fee of 0.50% of the average daily net assets of the Class. The Class B shares' distribution fee may cause that Class to have higher expenses and pay lower dividends than Class A shares.

  Class B Shares Conversion Feature. Class B shares will convert automatically to Class A shares, based on relative net asset value, eight years after the date of the original purchase. Upon conversion, these shares will no longer be subject to an annual distribution fee. In addition, a certain portion of Class B shares that have been acquired through the reinvestment of dividends and distributions ("Class B Dividend Shares") will be converted at that time. See "Purchase of Shares--Deferred Sales Charge Alternatives."

  Class C Shares. Class C shares are sold at net asset value with no initial sales charge. They are subject to an annual service fee of 0.25% and an annual distribution fee of 0.45% of the average daily net assets of the Class, and investors pay a CDSC of 1.00% if they redeem Class C shares within 12 months of purchase. The CDSC may be waived for certain redemptions. The Class C shares' distribution fee may cause that Class to have higher expenses and pay lower dividends than Class A shares. Purchases of Fund shares, which when com-bined with current holdings of Class C shares of the Fund equal or exceed $500,000 in the aggregate, should be made in Class A shares at net asset value with no sales charge, and will be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase.

  Class Y Shares. Class Y shares are available only to investors meeting an initial investment minimum of $15,000,000. Class Y shares are sold at net asset value with no initial sales charge or CDSC. They are not subject to any service or distribution fees.

  In deciding which Class of Fund shares to purchase, investors should con-sider the following factors, as well as any other relevant facts and circum-stances:

  Intended Holding Period. The decision as to which Class of shares is more beneficial to an investor depends on the amount and intended length of his or her investment. Shareholders who are planning to establish a program of regular investment may wish to consider Class A shares; as the investment accumulates, shareholders may qualify for reduced sales charges and the shares are subject to lower ongoing expenses over the term of the investment. As an investment alternative, Class B and Class C shares are sold without any ini-tial sales charge so the entire purchase price is immediately invested in the Fund. Any investment return on these additional invested amounts may partially or wholly offset the higher annual expenses of these Classes. Because the Fund's future return cannot be predicted, however, there can be no assurance that this would be the case.

  Finally, investors should consider the effect of the CDSC period and any conversion rights of the Classes in the context of their own investment time frame. For example, while Class C shares have a shorter CDSC period than Class B shares, they do not have a conversion feature, and therefore, are subject to an ongoing distribution fee. Thus, Class B shares may be more attractive than Class C shares to investors with longer term investment outlooks.

  Reduced or No Initial Sales Charge. The initial sales charge on Class A shares may be waived for certain eligible purchasers, and the entire purchase price will be immediately invested in the Fund. In addition, Class A share purchases of $500,000 or more will be made at net asset value with no initial sales charge, but will be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase. The $500,000 investment may be met by adding the purchase to the net asset value of all Class A shares offered with a sales charge held in funds sponsored by Smith Barney Inc. ("Smith Barney") listed under "Exchange Privilege." Class A share purchases may also be eligible for a reduced initial sales charge. See "Purchase of Shares." Because the ongoing expenses of Class A shares may be lower than those for Class B and Class C shares, purchasers eligible to pur-chase Class A shares at net asset value or at a reduced sales charge should consider doing so.

  Smith Barney Financial Consultants may receive different compensation for selling different Classes of shares. Investors should understand that the pur-pose of the CDSC on the Class B and Class C shares is the same as that of the initial sales charge on the Class A shares.

  See "Purchase of Shares" and "Management of the Trust and the Fund" for a complete description of the sales charges and service and distribution fees for each Class of shares and "Valuation of Shares," "Dividends, Distributions and Taxes" and "Exchange Privilege" for other differences among the Classes of shares.

SMITH BARNEY 401(K) AND EXECCHOICE(TM) PROGRAMS Investors may be eligible to participate in the Smith Barney 401(k) Program, which is generally designed to assist plan sponsors in the creation and operation of retirement plans under
Section 401(a) of the Internal Revenue Code of 1986, as amended (the "Code"), as well as other types of participant directed, tax-qualified employee benefit plans. Other investors may be eligible to participate in the Smith Barney ExecChoice(TM) Program. Class A and Class C shares are available without a sales charge as investment alternatives under both of these programs. See "Purchase of Shares--Smith Barney 401(k) and ExecChoice (TM) Programs."

PURCHASE OF SHARES Shares may be purchased through a brokerage account main-tained with Smith Barney, a broker that clears securities transactions through Smith Barney on a fully disclosed basis (an "Introducing Broker") or an investment dealer in the selling group. Direct purchases by certain retirement plans may be made through the Fund's transfer agent, First Data Investor Serv-ices Group, Inc. ("First Data"). See "Purchase of Shares."

INVESTMENT MINIMUMS Investors in Class A, Class B and Class C shares may open an account by making an initial investment of at least $1,000 for each account, or $250 for an individual retirement account ("IRA") or a Self-Employed Retirement Plan. Investors in Class Y shares may open an account for an initial investment of $15,000,000. Subsequent investments of at least $50 may be made for all Classes. For participants in retirement plans qualified under Section 403(b)(7) or Section 401(a) of the Code, the minimum initial investment requirement for Class A, Class B and Class C shares and the subse-quent investment requirement for all Classes is $25. The minimum investment requirements for purchases of all Classes through the Systematic Investment Plan are described below. See "Purchase of Shares."

SYSTEMATIC INVESTMENT PLAN The Fund offers shareholders a Systematic Investment Plan under which they may authorize the automatic placement of a purchase order each month or quarter for Fund shares. The minimum initial and subsequent investment for shareholders purchasing shares through the Systematic Investment Plan on a monthly basis is $25 and on a quarterly basis is $50. See "Purchase of Shares."

REDEMPTION OF SHARES Shares may be redeemed on each day the New York Stock Exchange, Inc. ("NYSE") is open for business. See "Purchase of Shares" and "Re-demption of Shares."

MANAGEMENT OF THE FUND Smith Barney Strategy Advisers Inc. ("Strategy Advisers" or the "Investment Adviser") is a wholly owned subsidiary of Mutual Management Corp. ("MMC"), formerly known as Smith Barney Mutual Funds Management Inc. MMC provides investment advisory and management services to investment companies affiliated with Smith Barney. MMC is a wholly owned subsidiary of Salomon Smith Barney Holdings Inc. ("Holdings"). Holdings is a wholly owned subsidiary of Travelers Group Inc. ("Travelers"), a diversified financial services holding company engaged, through its subsidiaries, principally in four business seg-ments: Investment Services, including Asset Management, Consumer Finance Serv-ices, Life Insurance Services and Property & Casualty Insurance Services.

  MMC also serves as the Fund's administrator. Boston Partners Asset Management, L.P. ("Boston Partners") serves as the Fund's sub-adviser. See "Management of the Trust and the Fund."

EXCHANGE PRIVILEGE Shares of a Class may be exchanged for shares of the same Class of certain other funds of the Smith Barney Mutual Funds at the respective net asset value next determined. See "Exchange Privilege."

VALUATION OF SHARES The net asset value of the Fund for the prior day generally is quoted daily in the financial section of most newspapers and is also avail-able from any Smith Barney Financial Consultant. See "Valuation of Shares."

DIVIDENDS AND DISTRIBUTIONS Dividends are paid quarterly generally from net investment income and annually from net realized capital gains. See "Dividends, Distributions and Taxes."

REINVESTMENT OF DIVIDENDS Dividends and distributions paid on shares of a Class will be reinvested automatically, unless otherwise specified by an investor, in additional shares of the same Class at current net asset value. Shares acquired by dividend and distribution reinvestments will not be subject to any sales charge or CDSC. Class B shares acquired through dividend and distribution rein-vestments will become eligible for conversion to Class A shares on a pro rata basis. See "Dividends, Distributions and Taxes."

RISK FACTORS AND SPECIAL CONSIDERATIONS There can be no assurance that the Fund's investment objective will be achieved. The Fund may employ investment techniques which involve certain risks, including entering into repurchase agreements, engaging in when-issued and delayed-delivery transactions, lending portfolio securities, covered option writing on securities it holds and on stock indices. See "Investment Objective and Management Policies."

THE FUND'S EXPENSES The following expense table lists the costs and expenses an investor will incur either directly or indirectly as a shareholder of the Fund, based on the maximum sales charge or maximum CDSC that may be incurred at the time of purchase or redemption and the Fund's operating expenses for its most recent fiscal year:

  SMITH BARNEY
  PREMIUM TOTAL RETURN FUND                      CLASS A CLASS B CLASS C CLASS Y
--------------------------------------------------------------------------------
  SHAREHOLDER TRANSACTION EXPENSES
    Maximum sales charge imposed on purchases
      (as a percentage of offering price)         5.00%   None    None    None
    Maximum CDSC (as a percentage of original
      cost or redemption proceeds, whichever is
      lower)                                      None*   5.00%   1.00%   None
--------------------------------------------------------------------------------
  ANNUAL FUND OPERATING EXPENSE
      (AS A PERCENTAGE OF AVERAGE NET ASSETS)
    Management fees                               0.75%   0.75%   0.75%   0.75%
    12b-1 fees**                                  0.25    0.75    0.70    None
    Other expenses                                0.11    0.10    0.11    0.01
--------------------------------------------------------------------------------
  TOTAL FUND OPERATING EXPENSES                   1.11%   1.60%   1.56%   0.76%
--------------------------------------------------------------------------------

  * Purchase of Class A shares of $500,000 or more will be made at net asset value with no sales charge, but will be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase.
 ** Upon conversion of Class B shares to Class A shares, such shares will no longer be subject to a distribution fee. Class C shares do not have a conversion feature and, therefore, are subject to an ongoing distribution fee. As a result, long-term shareholders of Class C shares may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.

  The sales charge and CDSC set forth in the above table are the maximum charges imposed on purchases or redemptions of Fund shares and investors may actually pay lower or no charges, depending on the amount purchased and, in the case of Class B, Class C shares and certain Class A shares, the length of time the shares are held and whether the shares are held through the Smith Barney 401(k) and Exec Choice Programs. See "Purchase of Shares" and "Re-demption of Shares." Smith Barney receives an annual 12b-1 service fee of 0.25% of the value of average daily net assets of Class A shares. Smith Barney also receives, with respect to Class B shares, an annual 12b-1 fee of 0.75% of the value of average daily net assets of that Class, consisting of a 0.50% distri-bution fee and a 0.25% service fee. With respect to Class C shares, Smith Barney receives an annual 12b-1 fee of 0.70% of the value of the average daily net assets, consisting of a 0.45% distribution fee and a 0.25% service fee. "Other expenses" in the above table include fees for shareholder services, custodial fees, legal and accounting fees, printing costs and registration fees.

 EXAMPLE

  The following example is intended to assist an investor in understanding the various costs that an investor in the Fund will bear directly or indirectly. The example assumes payment by the Fund of operating expenses at the levels set forth in the table above. See "Purchase of Shares," "Redemption of Shares" and "Management of the Fund."

  SMITH BARNEY
  PREMIUM TOTAL RETURN FUND                     1 YEAR 3 YEARS 5 YEARS 10 YEARS*
--------------------------------------------------------------------------------
  An investor would pay the following expenses
  on a $1,000 investment, assuming (1) 5.00%
  annual return and (2) redemption at the end
  of each time period:
    Class A...................................   $61     $84    $108     $178
    Class B...................................    66      80      97      177
    Class C...................................    26      49      85      186
    Class Y...................................     8      24      42       94
  An investor would pay the following expenses
  on the same investment, assuming the same
  annual return and no redemption:
    Class A...................................   $61     $84    $108     $178
    Class B...................................    16      50      87      177
    Class C...................................    16      49      85      186
    Class Y...................................     8      24      42       94
--------------------------------------------------------------------------------

* Ten-year figures assume conversion of Class B shares to Class A shares at the end of the eighth year following the date of purchase.

  The example also provides a means for the investor to compare expense levels of funds with different fee structures over varying investment periods. To facilitate such comparison, all funds are required to utilize a 5.00% annual return assumption. However, the Fund's actual return will vary and may be greater or less than 5.00%. THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTA-TION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

FINANCIAL HIGHLIGHTS

  The following information for the year ended December 31, 1997, the period from August 1, 1996 to December 31, 1996 and for each of the years in the two year period ended July 31, 1996 has been audited by KPMG Peat Marwick LLP, independent auditors, whose report thereon appears in the Fund's Annual Report dated December 31, 1997. The information for the fiscal years ended December 31, 1988 through December 31, 1994 has been audited by other independent audi-tors. The information set out below should be read in conjunction with the financial statements and related notes that also appear in the Fund's Annual Report, which is incorporated by reference into the Statement of Additional Information.

FOR A CLASS A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD:


SMITH BARNEY PREMIUM
TOTAL RETURN FUND         1997(/1/) 1996(/1/)(/2/)  1996    1995    1994   1993(/3/)
-------------------------------------------------------------------------------------
NET ASSET VALUE, BEGIN-
NING OF YEAR               $19.14      $17.40      $16.33  $15.69  $15.65   $15.15
-------------------------------------------------------------------------------------
INCOME FROM OPERATIONS:
 Net investment income       0.39        0.16        0.37    0.44    0.33     0.19
 Net realized and
 unrealized gain             4.29        2.21        1.98    1.48    0.99     1.33
-------------------------------------------------------------------------------------
Total Income From Opera-
tions                        4.68        2.37        2.35    1.92    1.32     1.52
-------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
 Net investment income      (0.38)      (0.16)      (0.37)  (0.43)  (0.55)   (0.20)
 Net realized gains         (1.25)      (0.47)      (0.91)  (0.14)  (0.52)   (0.49)
 Capital                      --           --         --    (0.71)  (0.21)   (0.33)
-------------------------------------------------------------------------------------
Total Distributions         (1.63)      (0.63)      (1.28)  (1.28)  (1.28)   (1.02)
-------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
YEAR                       $22.19      $19.14      $17.40  $16.33  $15.69   $15.65
-------------------------------------------------------------------------------------
TOTAL RETURN                25.19%      13.80%++    14.76%  12.92%   8.65%   10.31%++
-------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR
(MILLIONS)                 $  834      $  608      $  534  $  472  $   68   $   40
-------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
ASSETS:
 Expenses                    1.11%       1.12%+      1.12%   1.16%   1.19%    1.20%+
 Net investment income       1.89        2.05+       2.16    2.81    2.05     1.64+
-------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE        43%          30%        58%     63%     34%      55%
-------------------------------------------------------------------------------------
AVERAGE COMMISSIONS PER
   SHARE PAID ON EQUITY
   TRANSACTIONS(/4/)        $0.06       $0.06       $0.06     --      --       --
-------------------------------------------------------------------------------------

(1) Per share amounts have been calculated using the monthly average shares method, rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.

(2) For the period from August 1, 1996 to December 31, 1996.

(3) For the period from November 6, 1992 (inception date) to July 31, 1993.

(4) As of September 1995, the SEC instituted new guidelines requiring the dis-closure of average commissions per share.

++Total return is not annualized, as it may not be representative of the total return for the year.

+ Annualized.

FOR A CLASS B SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR:


SMITH BARNEY PREMIUM
TOTAL RETURN FUND         1997(1)  1996(1)(2)   1996    1995    1994    1993
------------------------------------------------------------------------------
NET ASSET VALUE, BEGIN-
NING OF YEAR              $19.14     $17.40    $16.33  $15.69  $15.65  $15.21
------------------------------------------------------------------------------
INCOME FROM OPERATIONS:
 Net investment income      0.29       0.12      0.28    0.36    0.25    0.23
 Net realized and
 unrealized gain            4.28       2.21      1.99    1.48    1.00    1.47
------------------------------------------------------------------------------
Total Income From Opera-
tions                       4.57       2.33      2.27    1.84    1.25    1.70
------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
 Net investment income     (0.29)     (0.12)    (0.29)  (0.34)  (0.49)  (0.19)
 Net realized gains        (1.25)     (0.47)    (0.91)  (0.14)  (0.52)  (0.63)
 Capital                      --         --        --   (0.72)  (0.20)  (0.44)
------------------------------------------------------------------------------
Total Distributions        (1.54)     (0.59)    (1.20)  (1.20)  (1.21)  (1.26)
------------------------------------------------------------------------------
NET ASSET VALUE, END OF
YEAR                      $22.17     $19.14    $17.40  $16.33  $15.69  $15.65
------------------------------------------------------------------------------
TOTAL RETURN               24.55%     13.57%++  14.21%  12.36%   8.12%  11.68%
------------------------------------------------------------------------------
NET ASSETS, END OF YEAR
(MILLIONS)                $3,170     $2,355    $2,021  $1,655  $1,697  $1,231
------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
ASSETS:
 Expenses                   1.60%      1.54%+    1.62%   1.66%   1.66%   1.69%
 Net investment income      1.39       1.63+     1.66    2.31    1.58    1.16
------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE       43%        30%       58%     63%     34%     55%
------------------------------------------------------------------------------
AVERAGE COMMISSIONS PER
   SHARE
   PAID ON EQUITY TRANS-
   ACTIONS(3)              $0.06      $0.06     $0.06      --      --      --
------------------------------------------------------------------------------

(1) Per share amounts have been calculated using the monthly average shares method, rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.

(2) For the period from August 1, 1996 to December 31, 1996.

(3) As of September 1995, the SEC instituted new guidelines requiring the dis-closure of average commissions per share.

++ Total return is not annualized, as it may not be representative of the total return for the year.

+  Annualized.

FOR A CLASS B SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR:

SMITH BARNEY
PREMIUM TOTAL RETURN FUND                         1992    1991
----------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR               $14.26  $13.30
----------------------------------------------------------------
INCOME FROM OPERATIONS:
 Net investment income                             0.22    0.24
 Net realized and unrealized gain on investments   1.93    1.92
----------------------------------------------------------------
Total Income From Operations                       2.15    2.16
----------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
 Net investment income                            (0.22)  (0.24)
 Overdistribution of net Investment Income           --      --
 Net realized gains                                  --      --
 Overdistribution of net realized gains              --      --
 Capital                                          (0.98)  (0.96)
----------------------------------------------------------------
Total Distributions                               (1.20)  (1.20)
----------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                     $15.21  $14.26
----------------------------------------------------------------
TOTAL RETURN++                                    15.68%  17.53%
----------------------------------------------------------------
NET ASSETS, END OF YEAR (000S)                   $  585  $  470
----------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
 Expenses                                          1.69%   1.75%
 Net investment income                             1.53%   1.84%
----------------------------------------------------------------
PORTFOLIO TURNOVER RATE                              57%     43%
----------------------------------------------------------------
AVERAGE COMMISSIONS PER SHARE
   PAID ON EQUITY TRANSACTIONS(1)                    --      --
----------------------------------------------------------------

(1) As of September 1995, the SEC instituted new guidelines requiring the dis-closure of average commissions per share.

++ Total return represents the aggregate total return for the period indicated and does not reflect any applicable sales charges.

FOR A CLASS B SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR:

SMITH BARNEY
PREMIUM TOTAL RETURN FUND                                1990    1989    1988
-------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR                      $13.98  $12.90  $14.47
-------------------------------------------------------------------------------
INCOME FROM OPERATIONS:
 Net investment income                                    0.22    0.56    0.51
 Net realized and unrealized gain/(loss) on investments   0.38    2.00   (0.62)
-------------------------------------------------------------------------------
Total From Investment Operations                          0.60    2.56   (0.11)
-------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
 Net investment income                                   (0.22)  (0.89)  (0.18)
 Overdistribution of net investment income                  --      --      --
 Net realized capital gains                                 --   (0.26)  (1.28)
 Overdistribution of net realized capital gains             --      --      --
 Capital                                                 (1.06)  (0.33)     --
-------------------------------------------------------------------------------
Total Distributions                                      (1.28)  (1.48)  (1.46)
-------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                            $13.30  $13.98  $12.90%
-------------------------------------------------------------------------------
TOTAL RETURN++                                            4.62%  21.49%   0.21%
-------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (MILLIONS)                    $  508  $  600  $  586
-------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
 Expenses                                                 1.78%   1.75%   1.70%
 Net investment income                                    1.66%   4.17%   3.58%
-------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                     47%     41%     56%
-------------------------------------------------------------------------------
AVERAGE COMMISSIONS PER SHARE
   PAID ON EQUITY TRANSACTIONS(1)                           --      --      --
-------------------------------------------------------------------------------

(1) As of September 1995, the SEC instituted new guidelines requiring the dis-closure of average commissions per share.

++ Total return represents the aggregate total return for the period indicated and does not reflect any applicable sales charge.

FOR A CLASS C SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR:

SMITH BARNEY PREMIUM
TOTAL RETURN FUND         1997(/1/) 1996(/1/)(/2/)  1996    1995   1994(/3/) 1993(/4/)
---------------------------------------------------------------------------------------
NET ASSET VALUE, BEGIN-
NING OF YEAR               $19.15       $17.41     $16.33  $15.69   $15.65    $15.45
---------------------------------------------------------------------------------------
INCOME FROM OPERATIONS
FROM:
 Net investment income       0.30         0.12       0.29    0.36     0.23      0.05
 Net realized and
 unrealized gain             4.28         2.21       1.99    1.48     1.02      0.35
---------------------------------------------------------------------------------------
Total Income From Opera-
tions                        4.58         2.33       2.28    1.84     1.25      0.40
---------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
 Net investment income      (0.30)       (0.12)     (0.29)  (0.35)   (0.49)    (0.04)
 Net realized gains         (1.25)       (0.47)     (0.91)  (0.14)   (0.52)    (0.09)
 Capital                       --           --         --   (0.71)   (0.20)    (0.07)
---------------------------------------------------------------------------------------
Total Distributions         (1.55)       (0.59)     (1.20)  (1.20)   (1.21)    (0.20)
---------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
YEAR                       $22.18       $19.15     $17.41  $16.33   $15.69    $15.65
---------------------------------------------------------------------------------------
TOTAL RETURN                24.60%       13.58%++   14.30%  12.36%    8.12%     2.60%++
---------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR
(MILLIONS)                 $   94       $   43     $   31  $   13   $    2    $ 0.4
---------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
ASSETS:
 Expenses                    1.56%        1.55%+     1.59%   1.62%    1.60%     1.31%+
 Net investment income       1.41         1.61+      1.68    2.35     1.65      1.54+
---------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE        43%          30%        58%     63%      34%       55%
---------------------------------------------------------------------------------------
AVERAGE COMMISSIONS PER
SHARE
  PAID ON EQUITY
TRANSACTIONS(5)            $ 0.06       $ 0.06     $ 0.06      --       --        --
---------------------------------------------------------------------------------------

(1) Per share amounts have been calculated using the monthly average shares method, rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.

(2) For the period from August 1, 1996 to December 31, 1996.

(3) On November 7, 1994 the former Class D shares were renamed Class C shares.

(4) For the period from June 1, 1993 (inception date) to July 31, 1993.

(5) As of September 1995, the SEC instituted new guidelines requiring the dis-closure of average commissions per share.

++Total return is not annualized as it may not be representative of the total return for the year.

+ Annualized.

FOR A CLASS Y SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR:

SMITH BARNEY PREMIUM
TOTAL RETURN FUND                   1997(/1/) 1996(/1/)(/2/) 1996(/3/)
-----------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR   $19.17       $17.42      $17.57
-----------------------------------------------------------------------
INCOME FROM OPERATIONS:
 Net investment income                 0.47         0.17        0.19
 Net realized and unrealized gain      4.29         2.23        0.33
-----------------------------------------------------------------------
Total Income From Operations           4.76         2.40        0.52
-----------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
 Net investment income                (0.44)       (0.18)      (0.21)
 Net realized gains                   (1.25)       (0.47)      (0.46)
-----------------------------------------------------------------------
Total Distributions                   (1.69)       (0.65)      (0.67)
-----------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR         $22.24       $19.17      $17.42
-----------------------------------------------------------------------
TOTAL RETURN                          25.61%       13.95%++     2.93%++
-----------------------------------------------------------------------
NET ASSETS, END OF YEAR (MILLIONS)      $51          $27         $13
-----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
 Expenses                              0.76%        0.80%+      0.87%+
 Net investment income                 2.22         2.36+       2.24+
-----------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                  43%          30%         58%
-----------------------------------------------------------------------
AVERAGE COMMISSIONS PER SHARE
 PAID ON EQUITY TRANSACTIONS(/4/)     $0.06        $0.06       $0.06

-------------------------------------------------------------------------------

(1) Per share amounts have been calculated using the monthly average shares method, rather than the undistributed net investment income method, because it more accurately reflects the per share date for the period.

(2) For the period from August 1, 1996 to December 31, 1996.

(3) For the period from February 7, 1996 (inception date) to July 31, 1996.

(4) As of September 1995, the SEC instituted new guidelines requiring the dis-closure of average commissions per share.
++Total return is not annualized, as it may not be representative of the total return for the year.
+ Annualized.

INVESTMENT OBJECTIVE AND POLICIES

  The Fund's investment objective is total return. The Fund's investment objective may be changed only with the approval of a majority of the Fund's outstanding shares. There can be no assurance that the Fund will achieve its investment objective. The Fund will seek to achieve its objective by investing primarily in a diversified portfolio of dividend-paying common stocks. The Fund may engage in various portfolio strategies involving options to seek to increase its return and to hedge its portfolio against movements in the equity markets and interest rates. Because the Fund seeks total return by emphasizing investments in dividend-paying common stocks, it will not have as much investment flexibility as total return funds which may pursue their objective by investing in both income and equity stocks without such an emphasis. The Fund also may invest up to 10% of its assets in: (a) medium- or low-rated securities or unrated securities of comparable quality. Medium- and low-rated securities are securities rated less than investment grade by a nationally recognized statistical rating organization ("NRSRO") such as Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Ratings Group ("S&P"). See "Risk Factors and Special Considerations--Medium-, Low- and Unrated Securities"; (b) interest-paying debt securities, such as obligations issued or guaranteed as to principal and interest by the United States government ("U.S. government securities"); and (c) other securities, including convertible bonds, convertible preferred stock and warrants. In addition, the Fund will limit its investments in warrants to 5% of its net assets. The Fund also may lend its portfolio securities and enter into "short sales against the box." Special considerations associated with the Fund's investment strategies are described below.

 CERTAIN INVESTMENT STRATEGIES
  In attempting to achieve its investment objective, the Fund may employ, among others, one or more of the strategies set forth below. More detailed informa-tion concerning these strategies and their related risks is contained in the Statement of Additional Information.

  Short Sales Against the Box. The Fund may make short sales of common stock if, at all times when a short position is open, the Fund owns the stock or owns preferred stocks or debt securities convertible or exchangeable, without pay-ment of further consideration, into the shares of common stock sold short. Short sales of this kind are referred to as "short sales against the box." The broker-dealer that executes a short sale generally invests cash proceeds of the sale until they are paid to the Fund. Arrangements may be made with the broker-dealer to obtain a portion of the interest earned by the broker on the invest-ment of short sale proceeds. The Fund will segregate the common stock or con-vertible or exchangeable preferred stock or debt securities in a special account with PNC Bank, National Association ("PNC Bank"), the Fund's custodian. Not more than 10% of the Fund's net assets (taken at current value) may be held as collateral for such sales at any one time.

  Covered Option Writing. The Fund may write put and call options on securi-ties. The Fund realizes fees (referred to as "premiums") for granting the rights evidenced by the options. A put option embodies the right of its pur-chaser to compel the writer of the option to purchase from the option holder an underlying security at a specified price at any time during the option period. In contrast, a call option embodies the right of its purchaser to compel the writer of the option to sell to the option holder an underlying security at a specified price at any time during the option period. Thus, the purchaser of a put option written by the Fund has the right to compel the Fund to purchase from it the underlying security at the agreed-upon price for a specified time period, while the purchaser of a call option written by the Fund has the right to purchase from the Fund the underlying security owned by the Fund at the agreed-upon price for a specified time period.

  Upon the exercise of a put option written by the Fund, the Fund may suffer a loss equal to the difference between the price at which the Fund is required to purchase the underlying security and its market value at the time of the option exercise, less the premium received for writing the option. Upon the exercise of a call option written by the Fund, the Fund may suffer a loss equal to the excess of the security's market value at the time of the option exercise over the Fund's acquisition cost of the security, less the premium received for writing the option.

  The Fund will write only covered options. Accordingly, whenever the Fund writes a call option, it will continue to own or have the present right to acquire the underlying security for as long as it remains obligated as the writer of the option. To support its obligation to purchase the underlying security if a put option is exercised, the Fund will either (a) deposit with PNC Bank in a segregated account cash or equity and debt securities of any grade provided such securities have been determined by Strategy Advisers on Boston Partners to be liquid and unencumbered pursuant to guidelines estab-lished by the Trustees, having a value at least equal to the exercise price of the underlying securities or (b) continue to own an equivalent number of puts of the same "series" (that is, puts on the same underlying security having the same exercise prices and expiration dates as those written by the Fund), or an equivalent number of puts of the same "class" (that is, puts on the same under-lying security) with exercise prices greater than those that it has written (or, if the exercise prices of the puts that it holds are less than the exer-cise prices of those that it has written, it will deposit the difference with PNC Bank in a segregated account).

  The Fund may engage in a closing purchase transaction to realize a profit, to prevent an underlying security from being called or put or, in the case of a call option, to unfreeze an underlying security (thereby permitting its sale or the writing of a new option on the security prior to the outstanding option's expiration). To effect a closing purchase transaction, the Fund would purchase, prior to the holder's exercise of an option the Fund has written, an option of the same series as that on which the Fund desires to terminate its obligation. The obligation of the Fund under an option it has written would be terminated by a closing pur-chase transaction, but the Fund would not be deemed to own an option as the result of the transaction. There can be no assurance the Fund will be able to effect closing purchase transactions at a time when it wishes to do so. To facilitate closing purchase transactions, however, the Fund ordinarily will write options only if a secondary market for the options exists on a domestic securities exchange or in the over-the-counter market.

  Purchasing Put and Call Options on Securities. The Fund may utilize up to 10% of its assets to purchase put options on portfolio securities and may do so at or about the same time that it purchases the underlying security or at a later time. By buying a put, the Fund limits the risk of loss from a decline in the market value of the security until the put expires. Any appreciation in the value of, or in the yield otherwise available from the underlying security, however, will be partially offset by the amount of the premium paid for the put option and any related transaction costs. The Fund may utilize up to 10% of its assets to purchase call options on portfolio securities. Call options may be purchased by the Fund in order to acquire the underlying securities for the Fund at a price that avoids any additional cost that would result from a sub-stantial increase in the market value of a security. The Fund also may purchase call options to increase its return to investors at a time when the call is expected to increase in value due to anticipated appreciation of the underlying security.

  Prior to their expirations, put and call options may be sold in closing sale transactions (sales by the Fund, prior to the exercise of options it has pur-chased, of options of the same series), and profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the option plus the related transaction costs.

  Stock Index Options. The Fund may purchase and write exchange-listed put and call options on stock indexes primarily to hedge against the effects of market-wide price movements. A stock index measures the movement of a certain group of stocks by assigning relative values to the common stocks included in the index. (Examples of well-known stock indexes are the Standard & Poor's Daily Price Index of 500 Common Stocks and the NYSE Composite Index.) Options on stock indexes are similar to options on securities. However, because options on stock indexes do not involve the delivery of an underlying security, the option rep-resents the holder's right to obtain from the writer in cash a fixed multiple of the amount by which the exercise price exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the exercise date.

  The advisability of using stock index options to hedge against the effects of market-wide movements will depend on the extent of diversification of the Fund's stock investments and the sensitivity of its stock investments to fac-tors influencing the underlying index. The effectiveness of purchasing or writing stock index options as a hedging technique will depend upon the extent to which price movements in the portion of the Fund being hedged correlate with price movements in the stock index selected.

  When the Fund writes an option on a stock index, it will deposit cash or equity and debt securities of any grade or a combination of both in an amount equal to the market value of the option in a segregated account with PNC Bank, and will maintain the account while the option is open.

 ADDITIONAL INVESTMENTS
  Money Market Instruments. When Strategy Advisers and Boston Partners believe that market conditions warrant, the Fund may adopt a temporary defensive pos-ture and invest in short-term instruments without limitation. Short-term instruments in which the Fund may invest include U.S. government securities; certain bank obligations (including certificates of deposit, time deposits and bankers' acceptances of domestic or foreign banks, domestic savings and loan associations and similar institutions); commercial paper rated no lower than A-2 by S&P or Prime-2 by Moody's or the equivalent from another major rating service or, if unrated, of an issuer having an outstanding, unsecured debt issue then rated within the three highest rating categories; and repurchase agreements as described below.

  United States Government Securities. U.S. government securities are obliga-tions of, or guaranteed by, the United States government, its agencies or instrumentalities. The U.S. government securities in which the Fund may invest include: direct obligations of the United States Treasury (such as Treasury Bills, Treasury Notes and Treasury Bonds) and obligations issued by U.S. gov-ernment agencies and instrumentalities, including securities that are sup-ported by the full faith and credit of the United States (such as Government National Mortgage Association ("GNMA") certificates); securities that are sup-ported by the right of the issuer to borrow from the United States Treasury (such as securities of Federal Home Loan Banks); and securities that are sup-ported by the credit of the instrumentality (such as Federal National Mortgage Association ("FNMA") and Federal Home Loan Mortgage Corporation ("FHLMC") bonds). Treasury Bills have maturities of less than 1 year, Treasury Notes have maturities of 1 to 10 years and Treasury Bonds generally have maturities of greater than 10 years at the date of issuance. Certain U.S. government securities, such as those issued or guaranteed by GNMA, FNMA and FHLMC, are mortgage-related securities. U.S. government securities generally do not involve the credit risks associated with other types of interest-bearing secu-rities, although, as a result, the yields available from U.S. government securities are generally lower than the yields available from interest-bearing corporate securities.

  Repurchase Agreements. The Fund may engage in repurchase agreement transac-tions with banks which are the issuers of instruments acceptable for purchase by the Fund and with certain dealers on the Federal Reserve Bank of New York's list of reporting dealers. Under the terms of a typical repurchase agreement, the Fund would acquire an underlying debt obligation for a relatively short period (usually not more than one week), subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding peri-od. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the under-lying securities will be at least equal at all times to the total amount of the repurchase obligation, including interest. Repurchase agreements could involve certain risks in the event of default or insolvency of the other par-ty, including possible delays or restrictions upon the Fund's ability to dis-pose of the underlying securities, the risk of a possible decline in the value of the underlying securities during the period in which the Fund seeks to assert its rights to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or part of the income from the agreement. Strategy Advisers, MMC or Boston Partners, acting under the supervision of the Trust's Board of Trustees, reviews on an ongoing basis the value of the collateral and the creditworthiness of those banks and dealers with which the Fund may enter into repurchase agreements to evaluate potential risks.

  When-Issued Securities and Delayed-Delivery Transactions. In order to secure yields or prices deemed advantageous at the time, the Fund may purchase or sell any portfolio securities on a when-issued or delayed-delivery basis. The Fund will enter into a when-issued transaction for the purpose of acquiring portfolio securities and not for the purpose of leverage. In such transac-tions, delivery of the securities occurs beyond the normal settlement periods, but no payment or delivery is made by the Fund prior to the actual delivery or payment by the other party to the transaction. Due to fluctuations in the value of securities purchased or sold on a when-issued or delayed-delivery basis, the yields obtained on such securities may be higher or lower than the yields available in the market on the dates when the investments are actually delivered to the buyers. The Fund will establish a segregated account in an amount equal to the amount of its when-issued and delayed-delivery commit-ments. Placing securities rather than cash in the segregated account may have a leveraging effect on the Fund's net assets. The Fund will not accrue income with respect to a when-issued security prior to its stated delivery date.

  Lending of Portfolio Securities. The Fund has the ability to lend portfolio securities to brokers, dealers and other financial organizations. These loans, if and when made, may not exceed 20% of the Fund's assets taken at value. Loans of portfo-lio securities will be collateralized by cash, letters of credit or U.S. gov-ernment securities that are maintained at all times in an amount at least equal to the current market value of the loaned securities.

 CERTAIN INVESTMENT GUIDELINES

  The Fund may invest up to 10% of its total assets in securities with con-tractual or other restrictions on resale and other instruments that are not readily marketable, including (a) repurchase agreements with maturities greater than seven days, (b) time deposits maturing from two business days through seven calendar days and (c) to the extent that a liquid secondary mar-ket does not exist for the instruments, futures contracts and options thereon. In addition, the Fund may invest up to 5% of its assets in the securities of issuers which have been in continuous operation for less than three years. The investment guidelines set forth in this paragraph may be changed at any time without shareholder consent by vote of the Trust's Board of Trustees. A com-plete list of investment restrictions that identifies additional restrictions that cannot be changed without the approval of a majority of the Fund's out-standing shares is contained in the Statement of Additional Information.

 RISK FACTORS AND SPECIAL CONSIDERATIONS
  Options. The Fund may enter into options transactions primarily as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss on a portfolio position with a gain on the hedge position; at the same time, however, a properly correlated hedge will result in a gain on the port-folio position being offset by a loss on the hedge position. The Fund bears the risk that the prices of the securities being hedged will not move in the same amount as the hedge. The Fund will engage in hedging transactions only when deemed advisable by Strategy Advisers and Boston Partners. Successful use by the Fund of options will depend on Strategy Advisers' and Boston Partners' ability to correctly predict movements in the direction of the stock or index underlying the option used as a hedge. Losses incurred in hedging transactions and the costs of these transactions will affect the Fund's performance.

  The ability of the Fund to engage in closing transactions with respect to options depends on the existence of a liquid secondary market. While the Fund generally will purchase or write stock options and options on stock index options only if there appears to be a liquid secondary market for the options purchased or sold, for some options no such secondary market may exist or the market may cease to exist.

  Medium-, Low- and Unrated Securities. The Fund may invest up to 10% of its assets in medium- or low-rated securities and unrated securities of comparable qual-ity. Generally, these securities offer a higher return potential than higher-rated securities but involve greater volatility of price and risk of loss of income and principal. The issuers of such securities may be in default or bankruptcy at the time of purchase or may have a high probability of future default or bankruptcy. Medium- and low-rated and comparable unrated securities will likely have large uncertainties or major risk exposures to adverse condi-tions and are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obli-gation. Accordingly, it is possible that these types of factors could, in cer-tain instances, reduce the value of securities held by the Fund, with a com-mensurate effect on the value of the Fund's shares.

  The markets in which medium- and low-rated or comparable unrated securities are traded generally are more limited than those in which higher-rated securi-ties are traded. The existence of limited markets for these securities may restrict the availability of securities for the Fund to purchase and also may have the effect of limiting the ability of the Fund to (a) obtain accurate market quotations for purposes of valuing securities and calculating net asset value and (b) sell securities at their fair value either to meet redemption requests or to respond to changes in the economy or the financial markets. The market for certain medium- and low-rated and comparable unrated securities has not fully weathered a major economic recession. Any such economic downturn could adversely affect the value of such securities and the ability of the issuers of these securities to repay principal and pay interest thereon.

  While the market values of medium- and low-rated and comparable unrated securities tend to react less to fluctuations in interest rate levels than do those of higher-rated securities, the market values of certain of these secu-rities also tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated securities. In addition, medium- and low-rated and comparable unrated securities generally present a higher degree of credit risk. Issuers of medium- and low-rated and comparable unrated securities are often highly leveraged and may not have more tradi-tional methods of financing available to them so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. The risk of loss due to default by such issuers is significantly greater because medium- and low-rated and compa-rable unrated securities generally are unsecured and frequently are subordi-nated to the prior payment of senior indebtedness. The Fund may incur addi-tional expenses to the extent that it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings.

  Fixed-income securities, including medium- and low-rated and comparable unrated securities, frequently have call or buy-back features that permit their issuers to call or repurchase the securities from their holders, such as the Fund. If an issuer exercises these rights during periods of declining interest rates, the Fund may have to replace the security with a lower yielding security, resulting in a decreased return to the Fund.

  Securities which are rated below investment grade such as Ba by Moody's or BB by S&P have speculative characteristics with respect to capacity to pay interest and repay principal. Securities which are rated B generally lack characteristics of a desirable investment and assurance of interest and prin-cipal payments over any long period of time may be small. Securities which are rated Caa or CCC or below are of poor standing. Those issues may be in default or present elements of danger with respect to principal or interest. Securi-ties rated C by Moody's and D by S&P are in the lowest rating class and indi-cate that payments are in default or that a bankruptcy petition has been filed with respect to the issuer or that the issuer is regarded as having extremely poor prospects. See the Appendix in the Fund's Statement of Additional Infor-mation on bond ratings by Moody's and S&P.

  In light of these risks, Strategy Advisers and Boston Partners, in evaluat-ing the creditworthiness of an issue, whether rated or unrated, will take var-ious factors into consideration, which may include, as applicable, the issuer's financial resources, its sensitivity to economic conditions and trends, the operating history of and the community support for the facility financed by the issue, the ability of the issuer's management and regulatory matters.

  Securities of Unseasoned Issuers. Securities in which the Fund may invest may have limited marketability and, therefore, may be subject to wide fluctua-tions in market value. In addition, certain securities may lack a significant operating history and be dependent on products or services without an estab-lished market share.

  Year 2000. The investment management services provided to the Fund by the Investment Adviser and the services provided to shareholders by Smith Barney, the Fund's Distributor, depend on the smooth functioning of their computer systems. Many computer software systems in use today cannot recognize the year 2000, but revert to 1900 or some other date, due to the manner in which dates were encoded and calculated. That failure could have a negative impact on the Fund's operations, including the handling of securities trades, pricing and account services. The Investment Adviser and Smith Barney have advised the Fund that they have been reviewing all of their computer systems and actively working on necessary changes to their systems to prepare for the year 2000 and expect that their systems will be compliant before that date. In addition, the Investment Adviser has been advised by the Fund's custodian, transfer agent and accounting service agent that they are also in the process of modifying their systems with the same goal. There can, however, be no assurance that the Investment Adviser, Smith Barney or any other service provider will be successful, or that interaction with other non-complying com-puter systems will not impair Fund services at that time.

 PORTFOLIO TRANSACTIONS
  All orders for transactions in securities and options on behalf of the Fund are placed by Strategy Advisers and Boston Partners with broker-dealers that Strategy Advisers and Boston Partners select, including Smith Barney and other affiliated brokers. The Fund may utilize Smith Barney or a Smith Barney-affiliated broker in connection with a purchase or sale of securities when Strategy Advisers and Boston Partners believe that the broker's charge for the transactions does not exceed usual and customary levels. The same standard applies to the use of Smith Barney as a commodities broker in connection with entering into options and futures contracts.

VALUATION OF SHARES


  The Fund's net asset value per share is determined as of the close of regular trading on the NYSE on each day that the NYSE is open, by dividing the value of the Fund's net assets attributable to each Class by the total number of shares of the Class outstanding.

  Generally, the Fund's investments are valued at market value or, in the absence of a market value with respect to any securities, at fair value as determined by or under the direction of the Trust's Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost whenever the Trustees determine that amortized cost reflects fair value of those instruments. Further information regarding the Fund's valuation policies is contained in the Statement of Additional Information.

DIVIDENDS, DISTRIBUTIONS AND TAXES


 DIVIDENDS AND DISTRIBUTIONS

  If a shareholder does not otherwise instruct, dividends and capital gains distributions will be reinvested automatically in additional shares of the same Class at net asset value, subject to no sales charge or CDSC. Dividends and/or capital gains, if any, from net investment income, if any, of the Fund will be declared quarterly and paid quarterly. The Fund's final distribution for each calendar year will include any remaining net investment income and net realized long- and short-term capital gains realized during the year and deemed undis-tributed during the year for Federal income tax purposes. In order to avoid the application of a 4% nondeductible excise tax on certain undistributed amounts of ordinary income and capital gains, the Fund may make an additional distribution shortly before December 31 in each year of any undistributed ordinary income or capital gains and expects to pay any other dividends and distributions necessary to avoid the application of this tax.

  The per share dividends on Class B and Class C shares of the Fund may be lower than the per share dividends on Class A and Class Y shares principally as a result of the distribution fee applicable with respect to Class B and Class C shares. The per share dividends on Class A shares of the Fund may be lower than the per share dividends on Class Y shares principally as a result of the serv-ice fee applicable to Class A shares. Distributions of capital gains, if any, will be in the same amount for Class A, Class B, Class C and Class Y shares.

 TAXES

  The following is a summary of the material federal tax considerations affect-ing the Fund and Fund shareholders, please refer to the SAI for further discus-sion. In addition to the considerations described below and in the SAI, there may be other federal, state, local, and/or foreign tax applications to consid-er. Because taxes are a complex matter, prospective shareholders are urged to consult their tax advisors for more detailed information with respect to the tax consequences of any investment.

  The Fund intends to qualify, as it has in prior years, under Subchapter M of the Code for tax treatment as a regulated investment company. In each taxable year that the Fund qualifies, the Fund will pay no federal income tax on its net investment company taxable income and long-term capital gain that is dis-tributed to shareholders.

  Dividends paid from net investment income and net realized short-term securi-ties gains, are subject to federal income tax as ordinary income.

  Distributions, if any, from net realized long-term securities gains, derived from the sale of securities held by the Fund for more than one year, are tax-able as long-term capital gains, regardless of the length of time a shareholder has owned Fund shares. The Code provides that the net capital gain, for indi-viduals, generally will not be subject to federal income taxes at a rate in excess of 28% (20% with respect to net capital gains attributable to securities held by the Fund for more than 18 months).

  Shareholders are required to pay tax on all taxable distributions even if those distributions are automatically reinvested in additional Fund shares. A portion of the dividends paid by the Fund may qualify for the corporate divi-dends received deduction. The Fund will inform shareholders of the source and tax status of all distributions promptly after the close of each calendar year.

  A shareholders' gain or loss on the sale or redemption of Fund shares will be considered as either a long-term or short-term capital gain (loss) depend-ing upon the length of time the shares had been owned at disposition.

  The Fund is required to withhold ("backup withholding") 31% of all taxable dividends, capital gain distributions, and the proceeds of any redemption, regardless of whether gain or loss is realized upon the redemption, for share-holders who do not provide the Fund with a correct taxpayer identification number (social security or employer identification number). Withholding from taxable dividends and capital gain distributions also is required for share-holders who otherwise are subject to backup withholding. Any tax withheld as a result of backup withholding does not constitute an additional tax, and may be claimed as a credit on the shareholders' federal income tax return.

PURCHASE OF SHARES


 GENERAL

  The Fund offers four Classes of shares. Class A shares are sold to investors with an initial sales charge and Class B and Class C shares are sold without an initial sales charge but are subject to a CDSC payable upon certain redemp-tions. Class Y shares are sold without an initial sales charge or CDSC, and are available only to investors investing a minimum of $15,000,000 (except for purchases of Class Y shares by the Smith Barney Concert Allocation Series Inc., for which there is no minimum purchase amount). See "Prospectus Summa-ry-- Alternative Purchase Arrangements" for a discussion of factors to con-sider in selecting which Class of shares to purchase.

  Purchases of Fund shares must be made through a brokerage account maintained with Smith Barney, an Introducing Broker or an investment dealer in the sell-ing group, except for investors purchasing shares of the Fund through a quali-fied retirement plan who may do so directly through First Data. When purchas-ing shares of the Fund, investors must specify whether the purchase is for Class A, Class B, Class C or Class Y shares. Smith Barney and other broker-dealers may charge their customers an annual account maintenance fee in con-nection with a brokerage account through which an investor purchases or holds shares. Accounts held directly at First Data are not subject to a maintenance fee.

  Investors in Class A, Class B and Class C shares may open an account by mak-ing an initial investment of at least $1,000 for each account, or $250 for an IRA or a Self-Employed Retirement Plan, in the Fund. Investors in Class Y shares may open an account by making an initial investment of $15,000,000. Subsequent investments of at least $50 may be made for all Classes. For par-ticipants in retirement plans qualified under Section 403(b)(7) or Section 401(a) of the Code, the min-imum initial investment requirement for Class A, Class B and Class C shares and the subsequent investment requirement for all Classes in the Fund is $25. For shareholders purchasing shares of the Fund through the Systematic Investment Plan on a monthly basis, the minimum initial investment requirement for Class A, Class B and Class C shares and the minimum subsequent investment requirement for all Classes is $25. For shareholders purchasing shares of the Fund through the Systematic Investment Plan on a quarterly basis, the minimum initial investment requirement for Class A, Class B and Class C shares and the subse-quent investment requirement for all Classes is $50. There are no minimum investment requirements for Class A shares for employees of Travelers and its subsidiaries, including Smith Barney, Trustees of the Trust and their spouses and children. The Fund reserves the right to waive or change minimums, to decline any order to purchase its shares and to suspend the offering of shares from time to time. Shares purchased will be held in the shareholder's account by the Fund's transfer agent, First Data. Share certificates are issued only upon a shareholder's written request to First Data.

  Purchase orders received by the Fund or Smith Barney prior to the close of regular trading on the NYSE, on any day the Fund calculates its net asset val-ue, are priced according to the net asset value determined on that day. Orders received by dealers or Introducing Brokers prior to the close of regular trad-ing on the NYSE on any day the Fund calculates its net asset value are priced according to the net asset value determined on that day, provided the order is received by the Fund or Smith Barney prior to Smith Barney's close of business (the "trade date"). For shares purchased through Smith Barney or Introducing Brokers purchasing through Smith Barney, payment for Fund shares is due on the third business day after the trade date. In all other cases, payment must be made with the purchase order.

 SYSTEMATIC INVESTMENT PLAN

  Shareholders may make additions to their accounts at any time by purchasing shares through a service known as the Systematic Investment Plan. Under the Systematic Investment Plan, Smith Barney or First Data is authorized through preauthorized transfers of at least $25 on a monthly basis or at least $50 on a quarterly basis to charge the regular bank account or other financial institu-tion indicated by the shareholder, to provide systematic additions to the shareholder's Fund account. A shareholder who has insufficient funds to com-plete the transfer will be charged a fee of up to $25 by Smith Barney or First Data. The Systematic Investment Plan also authorizes Smith Barney to apply cash held in the shareholder's Smith Barney brokerage account or redeem the share-holder's shares of a Smith Barney money market fund to make additions to the account. Additional information is available from the Fund or a Smith Barney Financial Consultant.

 INITIAL SALES CHARGE ALTERNATIVE--CLASS A SHARES
  The sales charges applicable to purchases of Class A shares of the Fund are as follows:

                                  SALES CHARGE
                         ------------------------------
                                                             DEALERS'
                              % OF           % OF       REALLOWANCE AS % OF
  AMOUNT OF INVESTMENT   OFFERING PRICE AMOUNT INVESTED   OFFERING PRICE
---------------------------------------------------------------------------
  Less than  $ 25,000         5.00%          5.26%             4.50%
  $ 25,000 - $ 49,999         4.00           4.17              3.60
  $ 50,000 - $ 99,999         3.50           3.63              3.15
  $100,000 - $249,999         3.00           3.09              2.70
  $250,000 - $499,999         2.00           2.04              1.80
  $500,000 and over            *               *                 *
---------------------------------------------------------------------------

* Purchases of Class A shares of $500,000 or more will be made at net asset value without any initial sales charge, but will be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase. The CDSC on Class A shares is payable to Smith Barney, which compensates Smith Barney Financial Consultants and other dealers whose clients make purchases of $500,000 or more. The CDSC is waived in the same circumstances in which the CDSC applicable to Class B and Class C shares is waived. See "Deferred Sales Charge Alternatives" and "Waivers of CDSC."

  Members of the selling group may receive up to 90% of the sales charge and may be deemed to be underwriters of the Fund as defined in the Securities Act of 1933, as amended.

  The reduced sales charges shown above apply to the aggregate of purchases of Class A shares of the Fund made at one time by "any person," which includes an individual and his or her immediate family, or a trustee or other fiduciary of a single trust estate or single fiduciary account. The reduced sales charge minimums may also be met by aggregating the purchase with the net asset value of all Class A shares offered with a sales charge held in funds sponsored by Smith Barney listed under "Exchange Privilege."

 INITIAL SALES CHARGE WAIVERS

  Purchases of Class A shares may be made at net asset value without a sales charge in the following circumstances: (a) sales to (i) Board members and employees of Travelers and its subsidiaries and any of the Smith Barney Mutual Funds (including retired Board members and employees), the immediate families of such persons (including the surviving spouse of a deceased Board member or employee); and to a pension, profit-sharing or other benefit plan for such persons and Board members of any funds sponsored by Travelers and its affili-ates and (ii) employees of members of the National Association of Securities Dealers, Inc., provided such sales are made upon the assurance of the pur-chaser that the purchase is made for investment purposes and that the securi-ties will not be resold except through redemption or repurchase; (b) offers of Class A shares to any other investment company in connection with the combination of such company with the Fund by merger, acqui-sition of assets or otherwise; (c) purchases of Class A shares by any client of a newly employed Smith Barney Financial Consultant (for a period up to 90 days from the commencement of the Financial Consultant's employment with Smith Bar-
ney), on the condition the purchase of Class A shares is made with the proceeds of the redemption of shares of a mutual fund which (i) was sponsored by the Financial Consultant's prior employer, (ii) was sold to the client by the Financial Consultant and (iii) was subject to a sales charge; (d) shareholders who have redeemed Class A shares in the Fund (or Class A shares of another of the Smith Barney Mutual Funds that are offered with a sales charge) and who wish to reinvest their redemption proceeds in the Fund, provided the reinvest-ment is made within 60 calendar days of the redemption; (e) purchases by accounts managed by registered investment advisory subsidiaries of Travelers; and; (f) purchase by Section 403(b) or Section 401(a) or (k) accounts associ-ated with Copeland Retirement Programs. In order to obtain such discounts, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase would qualify for the elimination of the sales charge.

  Purchases of Class A shares also may be made at net asset value without a sales charge in the following circumstances: (1) direct rollovers by plan par-ticipants of distributions from a 401(k) plan enrolled in the Smith Barney 401(k) Program (Note: Subsequent investments will be subject to the applicable sales charge); (2) purchases by separate accounts used to fund certain unregis-tered variable annuity contracts; and (3) purchases by investors participating in a Smith Barney fee based arrangement.

 RIGHT OF ACCUMULATION
  Class A shares of the Fund may be purchased by "any person" (as defined above) at a reduced sales charge or at net asset value determined by aggregat-ing the dollar amount of the new purchase and the total net asset value of all Class A shares of the Fund and of funds sponsored by Smith Barney which are offered with a sales charge listed under "Exchange Privilege" then held by such person and applying the sales charge applicable to such aggregate. In order to obtain such discount, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. The right of accumulation is subject to modification or discontinuance at any time with respect to all shares purchased thereafter.

 GROUP PURCHASES
  Upon completion of certain automated systems, a reduced sales charge or pur-chase at net asset value will also be available to employees (and partners) of the same employer purchasing as a group, provided each participant makes the mini-mum initial investment required. The sales charge applicable to purchases by each member of such a group will be determined by the table set forth above under "Initial Sales Charge Alternative--Class A Shares," and will be based upon the aggregate sales of Class A shares of certain Smith Barney Mutual Funds offered with a sales charge to, and share holdings of, all members of the group. To be eligible for such reduced sales charges or to purchase at net asset value, all purchases must be pursuant to an employer- or partnership-sanctioned plan meeting certain requirements. One such requirement is that the plan must be open to specified partners or employees of the employer and its subsidiaries, if any. Such plan may, but is not required to, provide for pay-roll deductions, IRAs or investments pursuant to retirement plans under Sec-tions 401 or 408 of the Code. Smith Barney may also offer a reduced sales charge or net asset value purchase for aggregating related fiduciary accounts under such conditions that Smith Barney will realize economies of sales efforts and sales related expenses. An individual who is a member of a quali-fied group may also purchase Class A shares at the reduced sales charge appli-cable to the group as a whole. The sales charge is based upon the aggregate dollar value of Class A shares offered with a sales charge that have been pre-viously purchased and are still owned by the group, plus the amount of the current purchase. A "qualified group" is one which (a) has been in existence for more than six months, (b) has a purpose other than acquiring Fund shares at a discount and (c) satisfies uniform criteria which enable Smith Barney to realize economies of scale in its costs of distributing shares. A qualified group must have more than 10 members, must be available to arrange for group meetings between representatives of the Fund and the members, and must agree to include sales and other materials related to the Fund in its publications and mailings to members at no cost to Smith Barney. In order to obtain such reduced sales charge or to purchase at net asset value, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. Approval of group purchase reduced sales charge plans is subject to the discretion of Smith Bar-ney.

 LETTER OF INTENT
  Class A Shares. A Letter of Intent for amounts of $50,000 or more provides an opportunity for an investor to obtain a reduced sales charge by aggregating investments over a 13 month period, provided that the investor refers to such Letter when placing orders. For purposes of a Letter of Intent, the "Amount of Investment" as referred to in the preceding sales charge table includes pur-chases of all Class A shares of the Fund and other funds of the Smith Barney Mutual Funds offered with a sales charge over the 13 month period based on the total amount of intended purchases plus the value of all Class A shares previ-ously purchased and still owned. An alternative is to compute the 13 month period starting up to 90 days before the date of execution of a Letter of Intent. Each investment made during the period receives the reduced sales charge applicable to the total amount of the investment goal. If the goal is not achieved within the period, the investor must pay the difference between the sales charges applicable to the purchases made and the charges previously paid, or an appropriate number of escrowed shares will be redeemed. Please contact a Smith Barney Financial Consultant or First Data to obtain a Letter of Intent application.

  Class Y Shares. A Letter of Intent may also be used as a way for investors to meet the minimum investment requirement for Class Y shares. Such investors must make an initial minimum purchase of $5,000,000 in Class Y shares of the Fund and agree to purchase a total of $15,000,000 of Class Y shares of the same Fund within 13 months from the date of the Letter. If a total investment of $15,000,000 is not made within the 13 month period, all Class Y shares pur-chased to date will be transferred to Class A shares, where they will be sub-ject to all fees (including a service fee of 0.25%) and expenses applicable to the Fund's Class A shares, which may include a CDSC of 1.00%. Please contact a Smith Barney Financial Consultant or First Data for further information.

 DEFERRED SALES CHARGE ALTERNATIVES

  "CDSC Shares" are sold at net asset value next determined without an initial sales charge so that the full amount of an investor's purchase payment may be immediately invested in the Fund. A CDSC, however, may be imposed on certain redemptions of these shares. "CDSC Shares" are: (a) Class B shares; (b) Class C shares; and (c) Class A shares that were purchased without an initial sales charge but subject to a CDSC.

  Any applicable CDSC will be assessed on an amount equal to the lesser of the original cost of the shares being redeemed or their net asset value at the time of redemption. CDSC Shares that are redeemed will not be subject to a CDSC to the extent that the value of such shares represents: (a) capital appreciation of Fund assets; (b) reinvestment of dividends or capital gain distributions; (c) with respect to Class B shares, shares redeemed more than five years after their purchase; or (d) with respect to Class C shares and Class A shares that are CDSC Shares, shares redeemed more than 12 months after their purchase.

  Class C shares and Class A shares that are CDSC Shares are subject to a 1.00% CDSC if redeemed within 12 months of purchase. In circumstances in which the CDSC is imposed on Class B shares, the amount of the charge will depend on the number of years since the shareholder made the purchase payment from which the amount is being redeemed. Solely for purposes of determining the number of years since a purchase payment, all purchase payments made during a month will be aggregated and deemed to have been made on the last day of the preceding Smith

Barney statement month. The following table sets forth the rates of the charge for redemptions of Class B shares by shareholders, except in the case of pur-chases by Participating Plans, as described below. See "Purchase of Shares-- Smith Barney 401(k) and ExecChoice(TM) Programs."

      YEAR SINCE PURCHASE
      PAYMENT WAS MADE      CDSC
---------------------------------
      First                 5.00%
      Second                4.00
      Third                 3.00
      Fourth                2.00
      Fifth                 1.00
      Sixth and thereafter  0.00
---------------------------------

  Class B shares will convert automatically to Class A shares eight years after the date on which they were purchased and thereafter will no longer be subject to any distribution fees. There also will be converted at that time such pro-portion of Class B Dividend Shares owned by the shareholder as the total number of his or her Class B shares converting at the time bears to the total number of outstanding Class B shares (other than Class B Dividend Shares) owned by the shareholder. See "Prospectus Summary--Alternative Purchase Arrangements Class B Shares Conversion Feature."

  In determining the applicability of any CDSC, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing the reinvestment of dividends and capital gains distribu-tions and finally, of other shares held by the shareholder for the longest period of time. The length of time that CDSC Shares acquired through an exchange have been held will be calculated from the date that the shares exchanged were initially acquired in one of the other Smith Barney Mutual Funds, and Fund shares being redeemed will be considered to represent, as applicable, capital appreciation or dividend and capital gain distribution reinvestments in such other funds. For Federal income tax purposes, the amount of the CDSC will reduce the gain or increase the loss, as the case may be, on the amount realized on redemption. The amount of any CDSC will be paid to Smith Barney.

  To provide an example, assume an investor purchased 100 Class B shares at $10 per share for a cost of $1,000. Subsequently, the investor acquired 5 addi-tional shares through dividend reinvestment. During the fifteenth month after the purchase, the investor decided to redeem $500 of his or her investment. Assuming at the time of the redemption the net asset value had appreciated to $12 per share, the value of the investor's shares would be $1,260 (105 shares at $12 per share). The CDSC would not be applied to the amount which represents appreciation ($200) and the value of the reinvested dividend shares ($60). Therefore, $240 of the $500 redemption proceeds ($500 minus $260) would be charged at a rate of 4.00% (the applicable rate for Class B shares) for a total deferred sales charge of $9.60.

 WAIVERS OF CDSC
  The CDSC will be waived on: (a) exchanges (see "Exchange Privilege"); (b) au-tomatic cash withdrawals in amounts equal to or less than 1.00% per month of the value of the shareholder's shares at the time the withdrawal plan commences (see "Automatic Cash Withdrawal Plan") (provided, however, that automatic cash withdrawals in amounts equal to or less than 2.00% per month of the value of the shareholder's shares will be permitted for withdrawal plans that were established prior to November 7, 1994); (c) redemptions of shares within 12 months following the death or disability of the shareholder; (d) redemption of shares made in connection with qualified distributions from retirement plans or IRAs upon the attainment of age 59 1/2; (e) involuntary redemptions; and (f) redemptions of shares in connection with a combination of the Fund with any investment company by merger, acquisition of assets or otherwise. In addition, a shareholder who has redeemed shares from other funds of the Smith Barney Mutual Funds may, under certain circumstances, reinvest all or part of the redemption proceeds within 60 days and receive pro rata credit for any CDSC imposed on the prior redemption.

  CDSC waivers will be granted subject to confirmation (by Smith Barney in the case of shareholders who are also Smith Barney clients or by First Data in the case of all other shareholders) of the shareholder's status or holdings, as the case may be.

 SMITH BARNEY 401(K) AND EXECCHOICE(TM) PROGRAMS
  Investors may be eligible to participate in the Smith Barney 401(k) Program or the Smith Barney ExecChoice(TM) Program. To the extent applicable, the same terms and conditions, which are outlined below, are offered to all plans par-ticipating ("Participating Plans") in these programs.

  The Fund offers to Participating Plans Class A and Class C shares as invest-ment alternatives under the Smith Barney 401(k) and ExecChoice(TM) Programs. Class A and Class C shares acquired through the Participating Plans are subject to the same service and/or distribution fees as the Class A and Class C shares acquired by other investors; however, they are not subject to any initial sales charge or CDSC. Once a Participating Plan has made an initial investment in the Fund, all of its subsequent investments in the Fund must be in the same Class of shares, except as otherwise described below.

  Class A Shares. Class A shares of the Fund are offered without any sales charge or CDSC to any Participating Plan that purchases $1,000,000 or more of Class A shares of one or more funds of the Smith Barney Mutual Funds.

  Class C Shares. Class C shares of the Fund are offered without any sales charge or CDSC to any Participating Plan that purchases less than $1,000,000 of Class C shares of one or more funds of the Smith Barney Mutual Funds.

  401(k) and ExecChoice(TM) Plans Opened On or After June 21, 1996. If at the end of the fifth year after the date the Participating Plan enrolled in the Smith Barney 401(k) Program or the Smith Barney ExecChoice(TM) Program, a Par-ticipating Plan's total Class C holdings in all non-money market Smith Barney Mutual Funds equal at least $1,000,000, the Participating Plan will be offered the opportunity to exchange all of its Class C shares for Class A shares of the Fund. (For Participating Plans that were originally established through a Smith Barney retail brokerage account, the five year period will be calculated from the date the retail brokerage account was opened.) Such Participating Plans will be notified of the pending exchange in writing within 30 days after the fifth anniversary of the enrollment date and, unless the exchange offer has been rejected in writing, the exchange will occur on or about the 90th day after the fifth anniversary date. If the Participating Plan does not qualify for the five year exchange to Class A shares, a review of the Participating Plan's holdings will be performed each quarter until either the Participating Plan qualifies or the end of the eighth year.

  401(k) Plans Opened Prior to June 21, 1996. In any year after the date a Par-ticipating Plan enrolled in the Smith Barney 401(k) Program, if a Participating Plan's total Class C holdings in all non-money market Smith Barney Mutual Funds equal at least $500,000 as of the calendar year-end, the Participating Plan will be offered the opportunity to exchange all of its Class C shares for Class A shares of the Fund. Such Plans will be notified in writing within 30 days after the last business day of the calendar year and, unless the exchange offer has been rejected in writing, the exchange will occur on or about the last business day of the following March.

  Any Participating Plan in the Smith Barney 401(k) Program that has not previ-ously qualified for an exchange into Class A shares will be offered the oppor-tunity to exchange all of its Class C shares for Class A shares of the Fund, regardless of asset size, at the end of the eighth year after the date the Par-ticipating Plan enrolled in the Smith Barney 401(k) Program. Such Plans will be notified of the pending exchange in writing approximately 60 days before the eighth anniversary of the enrollment date and, unless the exchange has been rejected in writing, the exchange will occur on or about the eighth anniversary date. Once an exchange has occurred, a Participating Plan will not be eligible to acquire additional Class C shares of the

Fund but instead may acquire Class A shares of the Fund. Any Class C shares not converted will continue to be subject to the distribution fee.

  Participating Plans wishing to acquire shares of the Fund through the Smith Barney 401(k) Program or the Smith Barney ExecChoice(TM) Program must purchase such shares directly from First Data. For further information regarding these Programs, investors should contact a Smith Barney Financial Consultant.

  Existing 401(k) Plans Investing in Class B Shares. Class B shares of the Smith Barney Mutual Funds are not available for purchase by Participating Plans opened on or after June 21, 1996, but may continue to be purchased by any Par-ticipating Plan in the Smith Barney 401(k) Program opened prior to such date and originally investing in such Class. Class B shares acquired are subject to a CDSC of 3.00% of redemption proceeds, if the Participating Plan terminates within eight years of the date the Participating Plan first enrolled in the Smith Barney 401(k) Program.

  At the end of the eighth year after the date the Participating Plan enrolled in the Smith Barney 401(k) Program, the Participating Plan will be offered the opportunity to exchange all of its Class B shares for Class A shares of the Fund. Such Participating Plan will be notified of the pending exchange in writ-ing approximately 60 days before the eighth anniversary of the enrollment date and, unless the exchange has been rejected in writing, the exchange will occur on or about the eighth anniversary date. Once the exchange has occurred, a Par-ticipating Plan will not be eligible to acquire additional Class B shares of the Fund but instead may acquire Class A shares of the Fund. If the Participat-ing Plan elects not to exchange all of its Class B shares at that time, each Class B share held by the Participating Plan will have the same conversion fea-ture as Class B shares held by other investors. See "Purchase of Shares-- Deferred Sales Charge Alternatives."

  No CDSC is imposed on redemptions of Class B shares to the extent that the net asset value of the shares redeemed does not exceed the current net asset value of the shares purchased through reinvestment of dividends or capital gain distributions, plus the current net asset value of Class B shares purchased more than eight years prior to the redemption, plus increases in the net asset value of the shareholder's Class B shares above the purchase payments made dur-ing the preceding eight years. Whether or not the CDSC applies to the redemp-tion by a Participating Plan depends on the number of years since the Partici-pating Plan first became enrolled in the Smith Barney 401(k) Program, unlike the applicability of the CDSC to redemptions by other shareholders, which depends on the number of years since those shareholders made the purchase pay-ment from which the amount is being redeemed.

  The CDSC will be waived on redemptions of Class B shares in connection with lump-sum or other distributions made by a Participating Plan as a result of:
(a) the
retirement of an employee in the Participating Plan; (b) the termination of employment of an employee in the Participating Plan; (c) the death or disabil-ity of an employee in the Participating Plan; (d) the attainment of age 59 1/2 by an employee in the Participating Plan; (e) hardship of an employee in the Participating Plan to the extent permitted under Section 401(k) of the Code; or
(f) redemptions of shares in connection with a loan made by the Participating Plan to an employee.

EXCHANGE PRIVILEGE


  Except as otherwise noted below, shares of each Class may be exchanged at the net asset value next determined for shares of the same Class in the following funds of the Smith Barney Mutual Funds, to the extent shares are offered for sale in the shareholder's state of residence. Exchanges of Class A, Class B and Class C shares are subject to minimum investment requirements and all shares are subject to the other requirements of the fund into which exchanges are made.

 FUND NAME
  Growth Funds

   Concert Peachtree Growth Fund
   Smith Barney Aggressive Growth Fund Inc.
   Smith Barney Appreciation Fund Inc.
   Smith Barney Fundamental Value Fund Inc.

   Smith Barney Large Capitalization Growth Fund

   Smith Barney Managed Growth Fund
   Smith Barney Natural Resources Fund Inc.

   Smith Barney Small Cap Blend Fund, Inc.
   Smith Barney Special Equities Fund

   Smith Barney Large Cap Blend Fund

  Growth and Income Funds
   Smith Barney Convertible Fund

   Smith Barney Funds, Inc.--Large Cap Value Fund

   Concert Social Awareness Fund


   Smith Barney Utilities Fund

  Taxable Fixed-Income Funds

   **Smith Barney Adjustable Rate Government Income Fund
   Smith Barney Diversified Strategic Income Fund

  +++Smith Barney Funds, Inc.--Short-Term U.S. Treasury Securities Fund
   Smith Barney Funds, Inc.--U.S. Government Securities Portfolio
   Smith Barney Government Securities Fund
   Smith Barney High Income Fund

   Smith Barney Investment Grade Bond Fund
   Smith Barney Managed Governments Fund Inc.

   Smith Barney Total Return Bond Fund

  Tax-Exempt Funds
   Smith Barney Arizona Municipals Fund Inc.
   Smith Barney California Municipals Fund Inc.

   *Smith Barney Intermediate Maturity California Municipals Fund

   * *Smith Barney Intermediate Maturity New York Municipals Fund
   Smith Barney Managed Municipals Fund Inc.
   Smith Barney Massachusetts Municipals Fund
   Smith Barney Muni Funds--Florida Portfolio
   Smith Barney Muni Funds--Georgia Portfolio

   *Smith Barney Muni Funds--Limited Term Portfolio

   Smith Barney Muni Funds--National Portfolio
   Smith Barney Muni Funds--New York Portfolio
   Smith Barney Muni Funds--Pennsylvania Portfolio
   Smith Barney New Jersey Municipals Fund Inc.

   Smith Barney Income Fund

  Global International Funds

   Smith Barney Hansberger Global Small Cap Value Fund

   Smith Barney Hansberger Global Value Fund
   Smith Barney World Funds, Inc.--Emerging Markets Portfolio

   Smith Barney World Funds, Inc.--Global Government Bond Portfolio Smith Barney World Funds, Inc.--International Balanced Portfolio Smith Barney World Funds, Inc.--International Equity Portfolio
   Smith Barney World Funds, Inc.--Pacific Portfolio

  Smith Barney Concert Allocation Series Inc.

   Smith Barney Concert Allocation Series Inc.--Balanced Portfolio

   Smith Barney Concert Allocation Series Inc.--Conservative Portfolio

   Smith Barney Concert Allocation Series Inc.--Growth Portfolio

   Smith Barney Concert Allocation Series Inc.--High Growth Portfolio

   Smith Barney Concert Allocation Series Inc.--Income Portfolio

   Smith Barney Concert Allocation Series Inc.--Global Portfolio

  Money Market Funds

   +Smith Barney Exchange Reserve Fund

   ++Smith Barney Money Funds, Inc.--Cash Portfolio

   ++Smith Barney Money Funds, Inc.--Government Portfolio
   ***Smith Barney Money Funds, Inc.--Retirement Portfolio

  +++Smith Barney Municipal Money Market Fund, Inc.

  +++Smith Barney Muni Funds--California Money Market Portfolio

  +++Smith Barney Muni Funds--New York Money Market Portfolio
-------------------------------------------------------------------------------

  * Available for exchange with Class A, Class C and Class Y shares of the
    Fund.

 ** Available for exchange with Class A and Class B shares of the Fund. In addition, shareholders who own Class C shares of the Fund through the Smith Barney 401(k) Program may exchange those shares for Class C shares of this fund.

*** Available for exchange with Class A shares of the Fund.

  + Available for exchange with Class B and Class C shares of the Fund.

 ++ Available for exchange with Class A and Class Y shares of the Fund. In addition, participating plans opened prior to June 21, 1996 and investing in Class C shares may exchange these shares for Class C shares of this Fund.

+++ Available for exchange with Class A and Class Y shares of the Fund.

  Class B Exchanges. In the event a Class B shareholder (unless such share-holder was a Class B shareholder of the Short-Term World Income Fund on July 15, 1994) wishes to exchange all or a portion of his or her shares in any of the funds imposing a higher CDSC than that imposed by the Fund, the exchanged Class B shares will be subject to the higher applicable CDSC. Upon an exchange, the new Class B shares will be deemed to have been purchased on the same date as the Class B shares of the Fund that have been exchanged.

  Class C Exchanges. Upon an exchange, the new Class C shares will be deemed to have been purchased on the same date as the Class C shares of the Fund that have been exchanged.

  Class A and Class Y Exchanges. Class A and Class Y shareholders of the Fund who wish to exchange all or a portion of their shares for shares of the respective Class in any of the funds identified above may do so without impo-sition of any charge.

  Additional Information Regarding the Exchange Privilege. Although the exchange privilege is an important benefit, excessive exchange transactions can be detrimental to the Fund's performance and its shareholders. Strategy Advisers may determine that a pattern of frequent exchanges is excessive and contrary to the best interests of the Fund's other shareholders. In this event, the Fund may, at its discretion, decide to limit additional purchases and/or exchanges by a shareholder. Upon such a determination, the Fund will provide notice in writing or by telephone to the shareholder at least 15 days prior to suspending the exchange privilege and during the 15-day period the shareholder will be required to (a) redeem his or her shares in the Fund or
(b) remain invested in the Fund or exchange into any of the funds of the Smith Barney Mutual Funds ordinarily available, which position the shareholder would be expected to maintain for a significant period of time. All relevant factors will be considered in determining what constitutes an abusive pattern of exchanges.

  Certain shareholders may be able to exchange shares by telephone. See "Re-demption of Shares--Telephone Redemption and Exchange Program." Exchanges will be processed at the net asset value next determined. Redemption procedures dis-cussed below are also applicable for exchanging shares, and exchanges will be made upon receipt of all supporting documents in proper form. If the account registration of the shares of the fund being acquired is identical to the reg-istration of the shares of the fund exchanged, no signature guarantee is required. A capital gain or loss for tax purposes will be realized upon the exchange, depending upon the cost or other basis of shares redeemed. Before exchanging shares, investors should read the current prospectus describing the shares to be acquired. The Fund reserves the right to modify or discontinue exchange privileges upon 60 days' prior notice to shareholders.

REDEMPTION OF SHARES


  The Fund is required to redeem the shares of the Fund tendered to it, as described below, at a redemption price equal to their net asset value per share next determined after receipt of a written request in proper form at no charge other than any applicable CDSC. Redemption requests received after the close of regular trading on the NYSE are priced at the net asset value next determined.

  If a shareholder holds shares in more than one Class, any request for redemp-tion must specify the Class being redeemed. In the event of a failure to spec-ify which Class, or if the investor owns fewer shares of the Class than speci-fied, the redemption request will be delayed until First Data receives further instructions from Smith Barney, or if the shareholder's account is not with Smith Barney, from the shareholder directly. The redemption proceeds will be remitted on or before the third day following receipt of proper tender, except on any days on which the NYSE is closed or as permitted under the Investment Company Act of 1940, as amended (the "1940 Act") in extraordinary circumstanc-es. Generally, if the redemption proceeds are remitted to a Smith Barney bro-kerage account, these funds will not be invested for the shareholder's benefit without specific instruction and Smith Barney will benefit from the use of tem-porarily uninvested funds. Redemption proceeds for shares purchased by check, other than a certified or official bank check, will be remitted upon clearance of the check, which may take up to ten days or more.

  Shares held by Smith Barney as custodian must be redeemed by submitting a written request to a Smith Barney Financial Consultant. Shares other than those held by Smith Barney as custodian may be redeemed through an investor's Finan-cial Consultant, Introducing Broker or dealer in the selling group or by sub-mitting a written request for redemption to:

  Smith Barney Premium Total Return Fund
  Class A, B, C or Y (please specify)
  c/o First Data Investor Services Group, Inc.

  P.O. Box 5128

  Westborough, Massachusetts 01581-5128

  A written redemption request must (a) state the Class and number or dollar amount of shares to be redeemed, (b) identify the shareholder's account number and (c) be signed by each registered owner exactly as the shares are regis-tered. If the shares to be redeemed were issued in certificate form, the cer-tificates must be endorsed for transfer (or be accompanied by an endorsed stock power) and must be submitted to First Data together with the redemption request. Any signature appearing on a share certificate, stock power or written redemption request in excess of $10,000, must be guaranteed by an eligible guarantor institution such as a domestic bank, savings and loan institution, domestic credit union, member bank of the Federal Reserve System or member firm of a national securities exchange. Written redemption requests of $10,000 or less do not require a signature guarantee unless more than one such redemption request is made in any 10-day period. Redemption proceeds will be mailed to an investor's address of record. First Data may require additional supporting doc-uments for redemptions made by corporations, executors, administrators, trust-ees or guardians. A redemption request will not be deemed properly received until First Data receives all required documents in proper form.

 AUTOMATIC CASH WITHDRAWAL PLAN
  The Fund offers shareholders an automatic cash withdrawal plan, under which shareholders who own shares with a value of at least $10,000 may elect to receive cash payments of at least $50 monthly or quarterly. Retirement plan accounts are eligible for automatic cash withdrawal plans only where the share-holder is eligible to receive qualified distributions and has an account value of at least $5,000. The withdrawal plan will be carried over on exchanges between funds or Classes of the Fund. Any applicable CDSC will not be waived on amounts withdrawn by a shareholder that exceed 1.00% per month of the value of the shareholder's shares subject to the CDSC at the time the withdrawal plan commences. For further information regarding the automatic cash withdrawal plan, shareholders should contact a Smith Barney Financial Consultant.

 TELEPHONE REDEMPTION AND EXCHANGE PROGRAM
  Shareholders who do not have a Smith Barney brokerage account may be eligible to redeem and exchange Fund shares by telephone. To determine if a share holder is entitled to participate in this program, he or she should contact First Data at 1-800-451-2010. Once eligibility is confirmed, the shareholder must complete and return a Telephone/Wire Authorization Form, along with a signature guaran-tee that will be provided by First Data upon request. (Alternatively, an investor may authorize telephone redemptions on the new account application with the applicant's signature guarantee when making his/her initial investment in the Fund.)

  Redemptions. Redemption requests of up to $10,000 of any class or classes of the Fund's shares may be made by eligible shareholders by calling First Data at

1-800-451-2010. Such requests may be made between 9:00 a.m. and 5:00 p.m. (New York City time) on any day the NYSE is open. Redemption requests received after the close of regular trading on the NYSE are priced at the net asset value next determined. Redemptions of shares (i) by retirement plans or (ii) for which certificates have been issued are not permitted under this program.

  A shareholder will have the option of having the redemption proceeds mailed to his/her address of record or wired to a bank account predesignated by the shareholder. Generally, redemption proceeds will be mailed or wired, as the case may be, on the next business day following the redemption request. In order to use the wire procedures, the bank receiving the proceeds must be a member of the Federal Reserve System or have a correspondent relationship with a member bank. The Fund reserves the right to charge shareholders a nominal fee for each wire redemption. Such charges, if any, will be assessed against the shareholder's account from which shares were redeemed. In order to change the bank account designated to receive redemption proceeds, a shareholder must complete a new Telephone/Wire Authorization Form and, for the protection of the shareholder's assets, will be required to provide a signature guarantee and certain other documentation.

  Exchanges. Eligible shareholders may make exchanges by telephone if the account registration of the shares of the fund being acquired is identical to the registration of the shares of the fund exchanged. Such exchange requests may be made by calling First Data at 1-800-451-2010 between 9:00 a.m. and 5:00 p.m. (New York City time) on any day on which the NYSE is open. Exchange requests received after the close of regular trading on the NYSE are processed at the net asset value next determined.

  Additional Information regarding Telephone Redemption and Exchange
Program. Neither the Fund nor its agents will be liable for following instruc-tions communicated by telephone that are reasonably believed to be genuine. The Fund and its agents will employ procedures designed to verify the identity of the caller and legitimacy of instructions (for example, a shareholder's name and account number will be required and phone calls may be recorded). The Fund reserves the right to suspend, modify or discontinue the telephone redemption and exchange program or to impose a charge for this service at any time following at least seven (7) days prior notice to shareholders.

MINIMUM ACCOUNT SIZE

  The Fund reserves the right to involuntarily liquidate any shareholder's account in the Fund if the aggregate net asset value of the shares held in the Fund account is less than $500. (If a shareholder has more than one account in the Fund, each account must satisfy the minimum account size.) The Fund, however, will not redeem shares based solely on market reductions in net asset value. Before the Fund exercises such right, shareholders will receive written notice and will be permitted 60 days to bring accounts up to the minimum to avoid involuntary liq-uidation.

PERFORMANCE


 TOTAL RETURN
  From time to time the Fund may include its total return, average annual total return and current dividend return in advertisements and/or other types of sales literature. These figures are computed separately for Class A, Class B, Class C and Class Y shares of the Fund. These figures are based on historical earnings and are not intended to indicate future performance. Total return is computed for a specified period of time assuming deduction of the maximum sales charge, if any, from the initial amount invested and reinvestment of all income dividends and capital gain distributions on the reinvestment dates at prices calculated as stated in this Prospectus, then dividing the value of the invest-ment at the end of the period so calculated by the initial amount invested and subtracting 100%. The standard average annual total return, as prescribed by the SEC, is derived from this total return, which provides the ending redeem-able value. Such standard total return information may also be accompanied with nonstandard total return information for differing periods computed in the same manner but without annualizing the total return or taking sales charges into account. The Fund calculates current dividend return for each Class by annualizing the most recent monthly distribution and dividing by the net asset value or the maximum public offering price (including sales charge) on the last day of the period for which current dividend return is presented. The current dividend return for each Class may vary from time to time depending on market conditions, the composition of its investment portfolio and operating expenses. These factors and possible differences in the methods used in calculating cur-rent dividend return should be considered when comparing a Class' current return to yields published for other investment companies and other investment vehicles. The Fund may also include comparative performance information in advertising or marketing its shares. Such performance information may include data from Lipper Analytical Services, Inc. and other financial publications.

MANAGEMENT OF THE TRUST AND THE FUND


 BOARD OF TRUSTEES
  Overall responsibility for management and supervision of the Fund rests with the Trust's Board of Trustees. The Trustees approve all significant agreements between the Trust and the companies that furnish services to the Trust and the Fund, includ-ing agreements with the Fund's distributor, investment adviser, sub-investment adviser, administrator, custodian and transfer agent. The day-to-day operations of the Fund are delegated to the Fund's investment adviser, sub-investment adviser and administrator. The Statement of Additional Information contains background information regarding each Trustee and executive officer of the Trust.

 INVESTMENT ADVISER--STRATEGY ADVISERS

  Strategy Advisers, located at 388 Greenwich Street, New York, New York 10013, serves as the Fund's investment adviser. Strategy Advisers has been in the investment counseling business since 1968 and is a wholly owned subsidiary of MMC. MMC is a registered investment adviser whose principal executive offices are located at 388 Greenwich Street, New York, New York 10013. Strategy Advis-ers renders investment advice to investment companies that had aggregate assets under management as of March 31, 1998 in excess of $4.7 billion. For advisory services rendered to the Fund, under an Advisory Agreement dated August 31, 1996, the Fund pays Strategy Advisers a fee at the annual rate of 0.55% of the value of the Fund's average daily net assets. From its fee, Strategy Advisers pays Boston Partners a fee of 0.15% of the value of the Fund's average daily net assets, for its services as sub-investment adviser.

 ADMINISTRATOR--MMC

  MMC serves as the Fund's administrator and generally assists in all aspects of the Fund's administration and operation. MMC provides investment management and administration services to investment companies that had aggregate assets under management as of March 31, 1998 in excess of $100.5 billion.

  As the Fund's administrator, MMC oversees all aspects of the Fund's adminis-tration and operations. Pursuant to an administration agreement with the Fund, MMC is paid a fee at the annual rate of 0.20% of the Fund's average daily net assets.

 SUB-INVESTMENT ADVISER--BOSTON PARTNERS

  Boston Partners, located at One Financial Center, Boston, Massachusetts 02111, serves as the Fund's sub-investment adviser. Boston Partners provides investment management and investment advisory services to investment companies that had aggregate total assets under management as of March 31, 1998, in excess of $15 billion.

  Subject to the supervision and direction of the Trust's Board of Trustees, Strategy Advisers and Boston Partners manage the Fund's portfolio in accordance with the Fund's investment objective and policies, make investment decisions for the Fund, place orders to purchase and sell securities and employ profes-sional portfolio managers and securities analysts who provide research services to the Fund.

 PORTFOLIO MANAGEMENT
  Harry Rosenbluth, Equity Portfolio Manager of Boston Partners, has served as Portfolio Manager of the Fund since August 16, 1995 and manages the day-to-day operations of the Fund, including the oversight of all investment decisions. Mr. Rosenbluth previously served as Investment Administrator of the Fund from 1992 until April, 1995, while he was a Senior Vice President of The Boston Com-pany Asset Management, Inc. Mr. Rosenbluth has managed investment portfolios since 1986.

  Management's discussion and analysis and additional performance information regarding the Fund during the fiscal year ended December 31, 1997 is included in the Annual Report dated December 31, 1997. A copy of the Annual Report may be obtained upon request without charge from a Smith Barney Financial Consul-tant or by writing or calling the Fund at the address or phone number listed on page one of this Prospectus.

DISTRIBUTOR


  Smith Barney is located at 388 Greenwich Street, New York, New York 10013. Smith Barney distributes shares of the Fund as principal underwriter and as such conducts a continuous offering pursuant to a "best efforts" arrangement requiring Smith Barney to take and pay for only such securities as may be sold to the public. Pursuant to a plan of distribution adopted by the Fund under Rule 12b-1 under the 1940 Act (the "Plan"), Smith Barney is paid a service fee with respect to Class A, Class B and Class C shares of the Fund at the annual rate of 0.25% of the average daily net assets of the respective Class. Smith Barney is also paid a distribution fee with respect to Class B and Class C shares at the annual rate of 0.50% and 0.45% of the average daily net assets attributable to each of those Classes, respectively. Class B shares that auto-matically convert to Class A shares eight years after the date of original pur-chase will no longer be subject to a distribution fee. The fees are used by Smith Barney to pay its Financial Consultants for servicing shareholder accounts and, in the case of Class B and Class C shares, to cover expenses pri-marily intended to result in the sale of those shares. These expenses include: advertising expenses; the cost of printing and mailing prospectuses to poten-tial investors; payments to and expenses of Smith Barney Financial Consultants and other persons who provide support services in connection with the distribu-tion of shares; interest and/or carrying charges; and indirect and overhead costs of Smith Barney associated with the sale of Fund shares, including lease, utility, communications and sales promotion expenses.

  The payments to Smith Barney Financial Consultants for selling shares of a Class include, a commission or fee paid by the investor or Smith Barney at the time of sale and, with respect to Class A, Class B and Class C shares, a continuing fee for servicing shareholder accounts for as long as a shareholder remains a holder of that Class. Smith Barney Financial Consultants may receive different levels of compensation for selling different Classes of shares.

  Payments under the Plan are not tied exclusively to the distribution and shareholder service expenses actually incurred by Smith Barney and the payments may exceed distribution expenses actually incurred. The Trust's Board of Trust-ees will evaluate the appropriateness of the Plan and its payment terms on a continuing basis and in so doing will consider all relevant factors, including expenses borne by Smith Barney, amounts received under the Plan and proceeds of the CDSC.

ADDITIONAL INFORMATION


  The Trust was organized on March 12, 1985, under the laws of the Commonwealth of Massachusetts and is an entity commonly known as a "Massachusetts business trust." The Trust offers shares of beneficial interest currently classified into four Classes--A, B, C and Y. Each Class of shares represents identical interests in the Fund's investment portfolio. As a result, the Classes have the same rights, privileges and preferences, except with respect to: (a) the desig-nation of each Class; (b) the effect of the respective sales charges, if any, for each Class; (c) the distribution and/or service fees, if any, borne by each Class pursuant to the plan; (d) the expenses allocable exclusively to each Class; (e) voting rights on matters exclusively affecting a single Class; (f) the exchange privilege of each Class; and (g) the conversion feature of the Class B shares. The Trust's Board of Trustees does not anticipate that there will be any conflicts among the interests of the holders of the different Clas-ses of shares of the Fund. The Trustees, on an ongoing basis, will consider whether any such conflict exists and, if so, take appropriate action.

  When matters are submitted for shareholder vote, shareholders of each Class of each fund will have one vote for each full share owned and a proportionate, fractional vote for any fractional share held of that Class. Shares of the Trust will be voted generally on a Trust-wide basis on all matters, except mat-ters affecting the interests of one Fund or one Class of shares.

  Normally, there will be no meetings of shareholders for the purpose of elect-ing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders. Shareholders of record of no less than two-thirds of the outstanding shares of the Trust may remove a Trustee through a declaration in writing or by vote cast in person or by proxy at a meeting called for that purpose. The Trustees will call a meeting for any purpose upon written request of shareholders holding at least 10% of the Fund's outstanding shares and the Trust will assist shareholders in calling such a meeting as required by the 1940 Act.

  PNC Bank, located at 17th and Chestnut Streets, Philadelphia, PA 19103, serves as custodian of the Trust's investments.

  First Data, located at Exchange Place, Boston, Massachusetts 02109, serves as the Fund's transfer agent.

  The Fund sends its shareholders a semi-annual report and an audited annual report, each of which includes a listing of the investment securities held by the Fund at the end of the reporting period. In an effort to reduce the print-ing and mailing costs, the Trust plans to consolidate the mailing of the Fund's semi-annual and annual reports by household. This consolidation means that a household having multiple accounts with the identical address of record will receive a single copy of each report. In addition, the Trust also plans to con-solidate the mailing of the Fund's Prospectus so that a shareholder having mul-tiple accounts (that is, individual, IRA and/or Self-Employed Retirement Plan accounts) will receive a single Prospectus annually. Shareholders who do not want this consolidation to apply to their accounts should contact their Smith Barney Financial Consultants or First Data.

                                                                   SMITH BARNEY
                                                                   ------------


                                                A Member of TravelersGroup LOGO






                                                                   SMITH BARNEY
                                                                  PREMIUM TOTAL
                                                                    RETURN FUND

                                                           388 Greenwich Street
                                                       New York, New York 10013


                                                               FD 0213 4/98

SMITH BARNEY INCOME FUNDS
PART B

Smith Barney
INCOME FUNDS - SMITH BARNEY PREMIUM TOTAL RETURN FUND

388 Greenwich Street
New York, New York 10013
(800) 451-2010


Statement of Additional Information	April 29, 1998


	This Statement of Additional Information expands upon and supplements the information contained in the current Prospectus dated April 29, 1998, as amended and supplemented from time to time, of the Smith Barney Premium Total Return Fund (the "Fund"), a separate series of Smith Barney Income Funds (the "Trust") and should be read in conjunction with the Fund's Prospectus. The Prospectus may be obtained from any Smith Barney Financial Consultant or by writing or calling the Trust at the address or telephone number set forth above. This Statement of Additional Information, although not in itself a prospectus, is incorporated by reference into the Prospectus in its entirety.


CONTENTS

	For ease of reference, the same section headings are used in both the Prospectus and this Statement of Additional Information, except where shown below:

Management of the Trust and the Fund	2
Investment Objectives and Management Policies. 	5
Purchase of Shares	17
Redemption of Shares	17
Distributor..	18
Valuation of Shares	20
Exchange Privilege	20
Performance Data (See in the Prospectus "Performance" or "Yield
Information")	21
Taxes (See in the Prospectus "Dividends, Distributions and Taxes")	24
Additional Information	26
Financial Statements	27
Appendix	A-1

MANAGEMENT OF THE TRUST AND THE FUND

The executive officers of the Trust are employees of certain of the organizations that provide services to the Trust. These organizations are the following:

Name
Service
Smith Barney Inc. ("Smith Barney")
Distributor
Smith Barney Strategy Advisers Inc.
("Strategy Advisers")
Investment Adviser
Boston Partners Asset Management, L.P.
("Boston Partners")
Sub-Investment Adviser
Mutual Management Corp. ("MMC")
Administrator
PNC Bank, National Association ("PNC
Bank")
Custodian
First Data Investors Services Group,
Inc. ("First Data")
Transfer Agent


	These organizations and the functions they perform for the Trust and the Fund are discussed in the Prospectus and in this Statement of Additional Information.

Trustees and Executive Officers of the Trust

The Trustees and executive officers of the Trust, together with information as to their principal business occupations during the past five years, are shown below. The executive officers of the Trust are employees of organizations that provide services to the Fund. Each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), is indicated by an asterisk.

Lee Abraham, Trustee (Age 70). Retired; formerly Chairman and Chief Executive Officer of Associated Merchandising Corporation, a major retail merchandising and sourcing organization. His address is 106 Barnes Road, Stamford, Connecticut 06902.

Allan J. Bloostein, Trustee (Age 67).  Consultant; formerly Vice
Chairman of the Board of and Consultant to The May Department Stores Company; Director of Crystal Brands, Inc., Melville Corp. and R.G. Barry Corp. His address is 27 West 67th Street, New York, New York 10023.

Richard E. Hanson, Jr., Trustee (Age 56). Head of School, The New Atlanta Jewish Community High School, Atlanta Georgia; prior to July 1, 1994, Headmaster, Lawrence Country Day School-Woodmere Academy,
Woodmere, New York; prior to July 1, 1990, Headmaster of Woodmere
Academy.  His address is 58 Ivy Chase, Atlanta, GA  30342.

*Heath B. McLendon, Chairman of the Board and Investment Officer (Age
64). Managing Director of Smith Barney and Chairman of the Board of Strategy Advisers; prior to July 1993, Senior Executive Vice President of Shearson Lehman Brothers Inc. ("Shearson Lehman Brothers"); Vice Chairman of Shearson Asset Management, a Director of PanAgora Asset Management, Inc. and PanAgora Asset Management Limited. His address is 388 Greenwich Street, New York, New York 10013.

Harry Rosenbluth, Investment Officer (Age 43). Equity Portfolio Manager of Boston Partners and Member of the Equity Strategy Committee; prior to 1995, Senior Vice President and Equity Portfolio Manager of The Boston Company Advisors. His address is 100 Drakes Landing Road, Suite 360 Greenbrae, California 94904.

Lewis E. Daidone, Senior Vice President and Treasurer (Age 40).
Managing Director and Chief Financial Officer of Smith Barney Mutual Funds; Director and Senior Vice President of MMC. His address is 388 Greenwich Street, New York, New York 10013.

Christina T. Sydor, Secretary (Age 46). Managing Director of Smith Barney; General Counsel and Secretary of MMC. Her address is 388
Greenwich Street, New York, New York 10013.

	Each Trustee also serves as a director, trustee and/or general partner of certain other mutual funds for which Smith Barney serves as distributor. Strategy Advisers is an "affiliated person" of the Trust as defined in the 1940 Act by virtue of its positions as investment adviser to the Fund. As of March 31, 1998, the Trustees and officers of the Funds, as a group, owned less than 1% of the outstanding shares of beneficial interest of the Fund.

	No officer, director or employee of Smith Barney or any Smith Barney parent or subsidiary receives any compensation from the Trust for serving as an officer or Trustee of the Trust. The Trust pays each Trustee who is not an officer, director or employee of Smith Barney or any of its affiliates a fee of $17,000 per year plus $3,250 per meeting attended, and reimburses them for travel and out-of-pocket expenses.
For the fiscal year ended December 31, 1997, such travel and out-of-pocket expenses totaled $4,496.00

	For the fiscal year ended and the calendar year ended December 31, 1997, the Trustees of the Trust were paid the following compensation with respect to the Fund:





Trustee(*)

Aggregate
Compensation from
the Funds for the
Fiscal Year ended
December 31, 1997

Total
Pension or
Retirement
Benefits
Accrued from
the Funds
Aggregate
Compensation from
the Fund and the
Fund Complex for
the Year ended
December 31, 1997




Lee Abraham (9)
$5100
$0
$38,650
Allan J. Bloostein
(15)
6100
0
85,850
Richard E. Hanson, Jr.
(9)
6100
0
47,350
Heath B. McLendon (41)
0
0
0

(2) Number of directorships/trusteeships held with other Smith Barney Mutual Funds.

Investment Advisers, Sub-Investment Advisers and Administrator

 Strategy Advisors serves as investment adviser ("Investment Adviser") to the Fund pursuant to a written agreement with the Fund (an "Advisory Agreement"). Strategy Advisers is a wholly owned subsidiary of MMC.
MMC is a wholly owned subsidiary of Salomon Smith Barney Holdings Inc. ("Holdings"). Holdings is a wholly owned subsidiary of Travelers Group Inc. The Advisory Agreement was most recently approved by the Board of Trustees, including a majority of the Trustees who are not "interested persons" of the Trust or the Adviser ("Independent Trustees"), on August 6, 1997. MMC also serves as administrator (the "Administrator") to the Fund pursuant to a separate written agreement dated May 4, 1994 (the "Administration Agreement") which was most recently approved by the Board of Trustees, including a majority of the Independent Trustees, on August 6, 1997. Boston Partners serves as a sub-investment adviser ("Sub-Investment Adviser") to the Fund, pursuant to a written agreement dated December 1, 1997.

	Certain of the services provided to the Trust by the Investment Adviser and the Sub-Investment Adviser are described in the Prospectus under "Management of the Trust and the Fund." The Investment Adviser, Sub-Investment Adviser, and the Administrator pay the salaries of all officers and employees who are employed by both it and the Trust, and maintain office facilities for the Trust. In addition to those services, Strategy Advisers furnishes the Trust with statistical and research data, clerical help and accounting, data processing, bookkeeping, internal auditing and legal services and certain other services required by the Trust, prepares reports to the Funds' shareholders and prepares tax returns, reports to and filings with the Securities and Exchange Commission (the "SEC") and state Blue Sky authorities. The Investment Adviser and Sub-Investment Adviser bear all expenses in connection with the performance of their services.

	As compensation for investment advisory services, the Fund pays the Investment Adviser a fee computed daily and paid monthly at the annual rate of 0.55%. As compensation for sub-advisory services, the Investment Adviser pays the Sub-Investment Adviser 0.15%, a fee that is computed daily and paid monthly based on the value of the Fund's average daily net assets.

	For the periods below, the Fund paid investment advisory fees to its Investment Adviser as follows:




For the Fiscal Year Ended December
31:
For the
Period from
August 1,
1996
through
December
31, 1996
Fund
1995*
1996*
1997

Premium Total Return Fund
$10,627,0
86
$13,381,0
76
$19,865,9
35
$6,454,801

	*Figures are for the period ended July 31.

	As compensation for administrative services, the Fund pays the Administrator a fee computed daily and paid monthly at the annual rate of 0.20% of the Fund's average daily net assets. For the periods shown below, the Fund paid administrative fees to MMC as follows :





For the Fiscal Year Ended December
31,
For the
Period from
August 1,
1996
through
December
31, 1996
Fund
1995
1996
1997

Premium Total Return Fund
$3,930,56
6*
$2,299,99
0*
$7,223,97
7
$2,347,201

	*Figures are for the period ended July 31.

	The Investment Adviser and MMC, as Administrator, have agreed that if in any fiscal year the aggregate expenses of the Fund (including fees payable pursuant to its Advisory Agreement and Administration Agreement, but excluding interest, taxes, brokerage, distribution and service fees and, if permitted by the relevant state securities commission, extraordinary expenses) exceed the expense limitation of any state having jurisdiction over the Fund, the Investment Adviser and MMC will, to the extent required by state law, reduce their fees by the amount of such excess expenses, such amount to be allocated between them in the proportion that their respective fees bear to the aggregate of the fees paid by the Fund. Such fee reduction, if any, will be estimated and reconciled on a monthly basis. The most restrictive state expense limitation applicable to any Fund is 2.5% of the first $30 million of the Fund's average daily net assets, 2% of the next $70 million of the average daily net assets and 1.5% of the remaining average daily net assets of the Fund. No such fee reduction was required for the fiscal years ended July 31, 1995, 1996 and December 31, 1997.

	The Trust bears expenses incurred in its operations, including: taxes, interest, brokerage fees and commissions, if any; fees of Trustees who are not officers, directors, shareholders or employees of Smith Barney or MMC; SEC fees and state Blue Sky qualification fees; charges of custodians; transfer and dividend disbursing agent fees; certain insurance premiums; outside auditing and legal expenses; costs of maintaining corporate existence; costs of investor services (including allocated telephone and personnel expenses); costs of preparing and printing of prospectuses for regulatory purposes and for distribution to existing shareholders; costs of shareholders' reports and shareholder meetings; and meetings of the officers or Board of Trustees of the Trust.

Counsel and Auditors

	Willkie Farr & Gallagher serves as legal counsel to the Trust. The Trustees who are not "interested persons" of the Fund have selected Stroock & Stroock & Lavan, LLP as their legal counsel.

	KPMG Peat Marwick LLP, 345 Park Avenue, New York, New York 10154 has been selected as the Fund's independent auditor to examine and report on the Fund's financial statements and highlights for the fiscal year ending December 31, 1998.


INVESTMENT OBJECTIVES AND MANAGEMENT POLICIES

	The Prospectus discusses the investment objective of the Fund and the policies to be employed to achieve those objectives. This section contains supplemental information concerning the types of securities and other instruments in which the Fund may invest, the investment policies and portfolio strategies that the Fund may utilize and certain risks attendant to such investments, policies and strategies.

	U.S. Government Securities. United States government securities include debt obligations of varying maturities issued or guaranteed by the United States government or its agencies or instrumentalities ("U.S. government securities"). U.S. government securities include not only direct obligations of the United States Treasury, but also securities issued or guaranteed by the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association ("GNMA"), General Services Administration, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Land Banks, Federal National Mortgage Association ("FNMA"), Maritime Administration, Tennessee Valley Authority, District of Columbia Armory Board, Student Loan Marketing Association, International Bank for Reconstruction and Development, and Resolution Trust Corporation. Certain U.S. government securities, such as those issued or guaranteed by GNMA, FNMA and Federal Home Loan Mortgage Corporation ("FHLMC"), are mortgage-related securities.
Because the United States government is not obligated by law to provide support to an instrumentality that it sponsors, the Fund will invest in obligations issued by such an instrumentality only if its Investment Adviser or Sub-Investment Adviser determines that the credit risk with respect to the instrumentality does not make its securities unsuitable for investment by the Fund.

	Bank Obligations. Domestic commercial banks organized under Federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to be insured by the Federal Deposit Insurance Corporation (the "FDIC"). Domestic banks organized under state law are supervised and examined by state banking authorities, but are members of the Federal Reserve System only if they elect to join. Most state banks are insured by the FDIC (although such insurance may not be of material benefit to the Fund, depending upon the principal amount of certificates of deposit ("CDs") of each held by the Fund) and are subject to Federal examination and to a substantial body of Federal law and regulation. As a result of Federal and state laws and regulations, domestic branches of domestic banks are, among other things, generally required to maintain specified levels of reserves, and are subject to other supervision and regulation designed to promote financial soundness.

	Obligations of foreign branches of U.S. banks, such as CDs and time deposits ("TDs"), may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and governmental regulation. Obligations of foreign branches of U.S. banks and foreign banks are subject to different risks than are those of U.S. banks or U.S. branches of foreign banks. These risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding and other taxes on interest income. Foreign branches of U.S. banks are not necessarily subject to the same or similar regulatory requirements that apply to U.S. banks, such as mandatory reserve requirements, loan limitations and accounting, auditing and financial recordkeeping requirements. In addition, less information may be publicly available about a foreign branch of a U.S. bank than about a U.S. bank. CDs issued by wholly owned Canadian subsidiaries of U.S. banks are guaranteed as to repayment of principal and interest, but not as to sovereign risk, by the U.S. parent bank.

	Obligations of U.S. branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by Federal and state regulation as well as governmental action in the country in which the foreign bank has its head office. A U.S. branch of a foreign bank with assets in excess of $1 billion may or may not be subject to reserve requirements imposed by the Federal Reserve System or by the state in which the branch is located if the branch is licensed in that state. In addition, branches licensed by the Comptroller of the Currency and branches licensed by certain states ("State Branches") may or may not be required to: (a) pledge to the regulator by depositing assets with a designated bank within the state, an amount of its assets equal to 5% of its total liabilities; and (b) maintain assets within the state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its agencies or branches within the state. The deposits of State Branches may not necessarily be insured by the FDIC. In addition, there may be less publicly available information about a U.S. branch of a foreign bank than about a U.S. bank.

	In view of the foregoing factors associated with the purchase of CDs and TDs issued by foreign banks and foreign branches of U.S. banks, the Fund's Investment Adviser or Sub-Investment Adviser will carefully evaluate such investments on a case-by-case basis.

	Ratings as Investment Criteria In general, the ratings of nationally recognized statistical rating organizations ("NRSROs") represent the opinions of these agencies as to the quality of securities that they rate. Such ratings, however, are relative and subjective, and are not absolute standards of quality and do not evaluate the market value risk of the securities. These ratings will be used by the Fund as initial criteria for the selection of portfolio securities, but the Fund also will rely upon the independent advice of its Investment Adviser and/or Sub-Investment Adviser to evaluate potential investments. Among the factors that will be considered are the long-term ability of the issuer to pay principal and interest, and general economic trends. The Appendix to this Statement of Additional Information contains further information concerning the rating categories of NRSROs and their significance.

	Subsequent to its purchase by the Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. In addition, it is possible that an NRSRO might not change its rating of a particular issue to reflect subsequent events. None of these events will require sale of such securities by the Fund, but the Fund's Investment Adviser and/or Sub-Investment Adviser will consider such events in its determination of whether the Fund should continue to hold the securities. In addition, to the extent that the ratings change as a result of changes in such organizations or their rating systems, or due to a corporate reorganization, the Fund will attempt to use comparable ratings as standards for its investments in accordance with its investment objective and policies.

	When-Issued Securities and Delayed-Delivery Transactions To secure an advantageous price or yield, the Fund may purchase certain securities on a when-issued basis or purchase or sell securities for delayed delivery. The Fund will enter into such transactions for the purpose of acquiring portfolio securities and not for the purpose of leverage. Delivery of the securities in such cases occurs beyond the normal settlement periods, but no payment or delivery is made by the Fund prior to the reciprocal delivery or payment by the other party to the transaction. In entering into a when-issued or delayed-delivery transaction, the Fund will rely on the other party to consummate the transaction and may be disadvantaged if the other party fails to do so.

	U.S. government securities are normally subject to changes in value based upon changes, real or anticipated, in the level of interest rates and, although to a lesser extent in the case of U.S. government securities, the public's perception of the creditworthiness of the issuers. In general, U.S. government securities tend to appreciate when interest rates decline and depreciate when interest rates rise. Purchasing these securities on a when-issued or delayed-delivery basis, therefore, can involve the risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. Similarly, the sale of U.S. government securities for delayed delivery can involve the risk that the prices available in the market when the delivery is made may actually be higher than those obtained in the transaction itself.

	In the case of the purchase of securities on a when-issued or delayed-delivery basis by the Fund, the Fund will meet its obligations on the settlement date from then-available cash flow, the sale of securities held in the segregated account, the sale of other securities or, although it would not normally expect to do so, from the sale of the securities purchased on a when-issued or delayed-delivery basis (which may have a value greater or less than the Fund's payment obligations).

	Lending of Portfolio Securities. The Fund has the ability to lend portfolio securities to brokers, dealers and other financial organizations. Such loans, if and when made, may not exceed 20% of the Fund's total assets taken at value. The Fund will not lend portfolio securities to Smith Barney unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be collateralized by cash, letters of credit or U.S. government securities which are maintained at all times in an amount at least equal to the current market value of the loaned securities. From time to time, the Fund may pay a part of the interest earned from the investment of collateral received for securities loaned to the borrower and/or a third party which is unaffiliated with the Fund and is acting as a "finder."

	By lending its securities, the Fund can increase its income by continuing to receive interest on the loaned securities as well as by either investing the cash collateral in short-term instruments or obtaining yield in the form of interest paid by the borrower when U.S. government securities are used as collateral. The Fund will comply with the following conditions whenever its portfolio securities are loaned:
(a) the Fund must receive at least 100% cash collateral or equivalent securities from the borrower; (b) the borrower must increase such collateral whenever the market value of the securities loaned rises above the level of such collateral; (c) the Fund must be able to terminate the loan at any time; (d) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities, and any increase in market value; (e) the Fund may pay only reasonable custodian fees in connection with the loan; and (f) voting rights on the loaned securities may pass to the borrower; provided, however, that if a material event adversely affecting the investment in the loaned securities occurs, the Trust's Board of Trustees must terminate the loan and regain the right to vote the securities. The risks in lending portfolio securities, as with other extensions of secured credit, consist of a possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will be made to firms deemed by the Fund's Investment Adviser or Sub-Investment Adviser to be of good standing and will not be made unless, in the judgment of the Investment Adviser or Sub-Investment Adviser, the consideration to be earned from such loans would justify the risk.

	Medium-, Low- and Unrated Securities The Fund may invest in medium- or low- rated securities and unrated securities of comparable quality. Generally, these securities offer a higher current yield than the yield offered by higher-rated securities, but involve greater volatility of price and risk of loss of income and principal, including the probability of default by or bankruptcy of the issuers of such securities. Medium- and low-rated and comparable unrated securities:
(a) will likely have some quality and protective characteristics that, in the judgment of the rating organization, are outweighed by large uncertainties or major risk exposures to adverse conditions and (b) are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. Thus, it is possible that these types of factors could, in certain instances, reduce the value of securities held by the Fund with a commensurate effect on the value of the Fund's shares. Therefore, an investment in the Fund should not be considered as a complete investment program and may not be appropriate for all investors.

	While the market values of medium- and low-rated and comparable unrated securities tend to react less to fluctuations in interest rate levels than do those of higher-rated securities, the market values of certain of these securities also tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated securities. In addition, medium- and low-rated and comparable unrated securities generally present a higher degree of credit risk. Issuers of medium- and low-rated and comparable unrated securities are often highly leveraged and may not have more traditional methods of financing available to them so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. The risk of loss due to default by such issuers is significantly greater because medium- and low-rated and comparable unrated securities generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness. The Fund may incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings. In addition, the markets in which medium- and low-rated or comparable unrated securities are traded generally are more limited than those in which higher- rated securities are traded. The existence of limited markets for these securities may restrict the availability of securities for the Fund to purchase and also may have the effect of limiting the ability of the Fund to: (a) obtain accurate market quotations for purposes of valuing securities and calculating net asset value and (b) sell securities at their fair value either to meet redemption requests or to respond to changes in the economy or the financial markets. The market for medium- and low-rated and comparable unrated securities is relatively new and has not fully weathered a major economic recession. Any such recession, however, could likely disrupt severely the market for such securities and adversely affect the value of such securities. Any such economic downturn also could adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon.

	Fixed-income securities, including medium- and low-rated and comparable unrated securities, frequently have call or buy-back features that permit their issuers to call or repurchase the securities from their holders, such as the Fund. If an issuer exercises these rights during periods of declining interest rates, the Fund may have to replace the security with a lower yielding security, resulting in a decreased return to the Fund.

	Securities that are rated Ba by Moody's or BB by S&P have speculative characteristics with respect to capacity to pay interest and repay principal. Securities that are rated B generally lack characteristics of a desirable investment and assurance of interest and principal payments over any long period of time may be small. Securities that are rated Caa or CCC are of poor standing. These issues may be in default or present elements of danger may exist with respect to principal or interest.

	In light of the risks described above, the Investment Adviser or Sub-Investment Adviser in evaluating the creditworthiness of an issue, whether rated or unrated, will take various factors into consideration, which may include, as applicable, the issuer's financial resources, its sensitivity to economic conditions and trends, the operating history of and the community support for the facility financed by the issue, the ability of the issuer's management and regulatory matters.

	Options on Securities The Fund may engage in transactions in options on securities including the writing of covered put options and covered call options, the purchase of put and call options and the entry into closing transactions.

	The principal reason for writing covered call options on securities is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. In return for a premium, the writer of a covered call option forfeits the right to any appreciation in the value of the underlying security above the strike price for the life of the option (or until a closing purchase transaction can be effected). Nevertheless, the call writer retains the risk of a decline in the price of the underlying security. Similarly, the principal reason for writing covered put options is to realize income in the form of premiums. The writer of a covered put option accepts the risk of a decline in the price of the underlying security. The size of the premiums that the Fund may receive may be adversely affected as new or existing institutions, including other investment companies, engage in or increase their option-writing activities.

	Options written by the Fund normally will have expiration dates between one and nine months from the date written. The exercise price of the options may be below, equal to or above the market values of the underlying securities at the times the options are written. In the case of call options, these exercise prices are referred to as "in-the-money," "at-the-money" and "out-of-the-money," respectively. The Fund may write (a) in-the-money call options when its Investment Adviser or Sub-Investment Adviser expects that the price of the underlying security will remain flat or decline moderately during the option period, (b) at-the-money call options when its Investment Adviser or Sub-Investment Adviser expects that the price of the underlying security will remain flat or advance moderately during the option period and (c) out-of-the-money call options when its Investment Adviser or Sub-Investment Adviser expects that the price of the underlying security may increase but not above a price equal to the sum of the exercise price plus the premiums received from writing the call option. In any of the preceding situations, if the market price of the underlying security declines and the security is sold at this lower price, the amount of any realized loss will be offset wholly or in part by the premium received. Out-of-the-money, at-the-money and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments that such call options are used in equivalent transactions.

	So long as the obligation of the Fund as the writer of an option continues, the Fund may be assigned an exercise notice by the broker-dealer through which the option was sold, requiring the Fund to deliver (in the case of a call) or take delivery of (in the case of a put) the underlying security against payment of the exercise price. This obligation terminates when the option expires or the Fund effects a closing purchase transaction. The Fund can no longer effect a closing purchase transaction with respect to an option once it has been assigned an exercise notice. To secure its obligation to deliver the underlying security when it writes a call option, or to pay for the underlying security when it writes a put option, the Fund will be required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation (the "Clearing Corporation") or similar foreign clearing corporation and of the securities exchange on which the option is written.

	An option position may be closed out only where there exists a secondary market for an option of the same series on a recognized securities exchange or in the over-the-counter market. In light of this fact and current trading conditions, the Fund expects to purchase only call or put options issued by the Clearing Corporation. The Fund expects to write options only on U.S. securities exchanges.

	The Fund may realize a profit or loss upon entering into a closing transaction. In cases in which the Fund has written an option, it will realize a profit if the cost of the closing purchase transaction is less than the premium received upon writing the original option and will incur a loss if the cost of the closing purchase transaction exceeds the premium received upon writing the original option. Similarly, when the Fund has purchased an option and engages in a closing sale transaction, whether the Fund realizes a profit or loss will depend upon whether the amount received in the closing sale transaction is more or less than the premium that the Fund initially paid for the original option plus the related transaction costs.

	Although the Fund generally will purchase or write only those options for which its Investment Adviser or Sub-Investment Adviser believes there is an active secondary market, there is no assurance that sufficient trading interest to create a liquid secondary market on a securities exchange will exist for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. At times in the past, for example, higher than anticipated trading activity or order flow or other unforeseen events have rendered inadequate certain of the facilities of the Clearing Corporation as well U.S. and foreign securities exchanges and resulted in the institution of special procedures such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that may otherwise interfere with the timely execution of customers' orders, will not recur. In such event, it might not be possible to effect closing transactions in particular options. If the Fund as a covered call option writer is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

	Securities exchanges generally have established limitations governing the maximum number of calls and puts of each class that may be held, written or exercised within certain time periods by an investor or group of investors acting in concert (regardless of whether the options are written on the same or different securities exchanges or are held, written or exercised in one or more accounts or through one or more brokers). It is possible that the Fund and other clients of the Investment Adviser and certain of their affiliates, may be considered to be such a group. A securities exchange may order the liquidation of positions found to be in violation of these limits and it may impose certain other sanctions.

	In the case of options that are deemed covered by virtue of the Fund's holding convertible or exchangeable preferred stock or debt securities, the time required to convert or exchange and obtain physical delivery of the underlying common stocks with respect to which the Fund has written options may exceed the time within which the Fund must make delivery in accordance with an exercise notice. In these instances, the Fund may purchase or borrow temporarily the underlying securities for purposes of physical delivery. By so doing, the Fund will not bear any market risk because the Fund will have the absolute right to receive from the issuer of the underlying security an equal number of shares to replace the borrowed stock, but the Fund may incur additional transaction costs or interest expenses in connection with any such purchase or borrowing.

	Additional risks exist with respect to certain U.S. government securities for which the Fund may write covered call options. If the Fund writes covered call options on mortgage-backed securities, the securities that it holds as cover may, because of scheduled amortization or unscheduled prepayments, cease to be sufficient cover. The Fund will compensate for the decline in the value of the cover by purchasing an appropriate additional amount of those securities.

	Stock Index Options The Fund may purchase and write put and call options on U.S. stock indexes listed on U.S. exchanges for the purpose of hedging its portfolio. A stock index fluctuates with changes in the market values of the stocks included in the index. Some stock index options are based on a broad market index such as the New York Stock Exchange Composite Index or a narrower market index such as the Standard & Poor's 100. Indexes also are based on an industry or market segment such as the AMEX Oil and Gas Index or the Computer and Business
Equipment Index.

	Options on stock indexes are similar to options on stock except that (a) the expiration cycles of stock index options are monthly, while those of stock options are currently quarterly and (b) the delivery requirements are different. Instead of giving the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive a cash "exercise settlement amount" equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received will be equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. The writer may offset its position in stock index options prior to expiration by entering into a closing transaction on an exchange or it may let the option expire unexercised.

	The effectiveness of purchasing or writing stock index options as a hedging technique will depend upon the extent to which price movements in the portion of a securities portfolio being hedged correlate with price movements of the stock index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Fund will realize gain or loss from the purchase or writing of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indexes, in an industry or market segment, rather than movements in the price of a particular stock. Accordingly, successful use by the Fund of options on stock indexes will be subject to the ability of the Investment Adviser and/or Sub-Investment Adviser to predict correctly movements in the direction of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the prices of individual stocks.

	The Fund will engage in stock index options transactions only when such a strategy is determined by the Investment Adviser or Sub-
Investment Adviser to be consistent with the Funds' efforts to control risk. There can be no assurance that such judgment will be accurate or that the use of these portfolio strategies will be successful. When the Fund writes an option on a stock index, it will establish a segregated account in the name of the Fund consisting of cash, equity securities or debt securities of any grade in an amount equal to or greater than the market value of the option, provided such securities are liquid and unencumbered and are marked to market daily pursuant to guidelines established by the Trustees.

	Short Sales Against the Box. The Fund may enter into a short sale of common stock such that, when the short position is open, the Fund involved owns an equal amount of preferred stocks or debt securities convertible or exchangeable without payment of further consideration into an equal number of shares of the common stock sold short. The Fund will enter into this kind of short sale, described as "against the box," for the purpose of receiving a portion of the interest earned by the executing broker from the proceeds of the sale. The proceeds of the sale will be held by the broker until the settlement date, when the Fund delivers the convertible securities to close out its short position. Although the Fund will have to pay an amount equal to any dividends paid on the common stock sold short prior to delivery, it will receive the dividends from the preferred stock or interest from the debt securities convertible into the stock sold short, plus a portion of the interest earned from the proceeds of the short sale. The Fund will deposit, in a segregated account with its custodian, convertible preferred stock or convertible debt securities in connection with short sales against the box.

Investment Restrictions

The Trust has adopted investment restrictions 1 through 8 below as fundamental policies with respect to the Funds that comprise the Trust. Under the terms of the 1940 Act, these fundamental policies may not be changed without the vote of a majority of the outstanding voting securities of the Fund. A "majority" is defined in the 1940 Act as the lesser of (a) 67% or more of the shares present at a shareholder meeting, if the holders of more than 50% of the outstanding shares of the Trust are present or represented by proxy, or (b) more than 50% of the outstanding shares. Set forth below are the investment policies of the Trust, some of which apply to the other Funds of the Trust.

	The investment policies adopted by the Trust prohibit the Fund from:

(2) Investing in a manner that would cause it to fail to be a "diversified company" under the 1940 Act and the rules, regulations and orders thereunder.

2. Investing in "senior securities" as defined in the 1940 Act and the rules, regulations and orders thereunder except as permitted under the 1940 Act and the rules, regulations and orders thereunder.

3. Investing more than 25% of its total assets in securities, the issuers of which conduct their principal business activities in the same industry. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and securities of state or municipal governements and their political subdivisions are not considered to be issued by members of any industry.

4. Borrowing money, except that (a) the Fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, and (b) the Fund may to the extent consistent with its investment policies, enter into reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques.
To the extent that it engages in transactions described in (a) and (b), the Fund will be limited so that no more than 33-1/3% of the value of its total assets (including the amount borrowed), valued at the lesser of cost or market, less liabilities (not including the amount borrowed) valued at the time the borrowing is made, is derived from such transaction.

5. Purchasing securities on margin (except for such short-term credits as are necessary for the clearance of purchases and sales of portfolio securities) or sell any securities short (except "against the box"). For purposes of this restriction the deposit or payment by the Fund of underlying securities and other assets in escrow and collateral agreements with respect to initial or maintenance margin in connection with futures contracts and related options and options on securities, indexes or similar items is not considered to be the purchase of a security on margin.


6. Making Loans. This restriction does not apply to: (a) the purchase of debt obligations in which the Fund may invest consistent with its investment objective and policies; (b) repurchase agreements; and (c) loans of its portfolio securities, to the fullest extent permitted under the 1940 Act.

(2) Underwriting securities issued by other persons, except to the extent that the Fund may technically be deemed an underwriter under the Securities Act of 1933, as amended, in disposing of portfolio securities.

(2) Purchasing or selling real estate, real estate mortgages, commodities or commodity contracts, but this restriction shall not prevent the Fund from (a) investing in securities of issuers engaged in the real estate business or the business of investing in real estate
(including interests in limited partnerships owning or otherwise engaging in the real estate business or the business of investing in real estate) and securities which are secured by real estate or interests therein; (b) holding or selling real estate received in connection with securities it holds or held; (c) trading in futures contracts and options on futures contracts (including options on currencies to the extent consistent with the Fund's investment objective and policies); (d) investing in real estate investment trust securities; or (e) investing in gold bullion and coins or receipts for gold.

(2) Investing in oil, gas or other mineral exploration or development programs, except that the Premium Total Return, Convertible, Diversified Strategic Income, Utilities and High Income Funds may invest in the securities of companies that invest in or sponsor those programs.

(2) Investing in securities of other investment companies registered or required to be registered under the 1940 Act, except as they may be acquired as part of a merger, consolidation, reorganization, acquisition of assets or an offer of exchange.

(2) Writing or selling puts, calls, straddles, spreads or combinations thereof, except, with respect to Funds other than Exchange Reserve Fund, as permitted under the Fund's investment objective and policies.

(2) With respect to all Funds except the Exchange Reserve Fund, purchasing restricted securities, illiquid securities (such as repurchase agreements with maturities in excess of seven days and, in the case of Exchange Reserve Fund, TDs maturing from two business days through six months) or other securities that are not readily marketable if more than 10% or, in the case of the High Income and Diversified Strategic Income Funds, 15% of the total assets of the Fund would be invested in such securities. With respect to the Exchange Reserve Fund, securities subject to Rule 144A of the 1933 Act (provided at least two dealers make a market in such securities) and certain privately issued commercial paper eligible for resale without registration pursuant to Section 4(2) of the 1933 Act will not be subject to this restriction

(2) Purchasing any security if as a result the Fund would then have more than 5% of its total assets invested in securities of companies (including predecessors) that have been in continuous operation for fewer than three years; provided that, in the case of private activity bonds purchased for Municipal High
Income Fund, this restriction shall apply to the entity supplying the revenues from which the issue is to be paid.

(2) Making investments for the purpose of exercising control or management.

(2) Purchasing or retaining securities of any company if, to the knowledge of the Trust, any of the Trust's officers or Trustees or any officer or director of an Investment Adviser individually owns more than 1/2 of 1% of the outstanding securities of such company and together they own beneficially more than 5% of the securities.

(2) Investing in warrants other than those acquired by the Fund as part of a unit or attached to securities at the time of purchase (except as permitted under the Fund's investment objective and policies) if, as a result, the investments
(valued at the lower of cost or market) would exceed 5% of the value of the Fund's net assets. At no time may more than 2% of the Fund's net assets be invested in warrants not listed on a recognized U.S. or foreign stock exchange, to the extent permitted by applicable state securities laws.

(2) With respect to Utilities Fund, purchasing in excess of 5% of the voting securities of a public utility or public utility holding company, so as to become a public utility holding company as defined in the Public Utility Holding Company Act of 1935, as amended.

	The Trust has adopted two additional investment restrictions applicable to Exchange Reserve Fund, the first of which is the Fundamental policy, which prohibit that Fund from:

(2) Investing in common stocks, preferred stocks, warrants, other equity securities, corporate bonds or debentures, state bonds, municipal bonds or industrial revenue bonds.

(2) Investing more than 10% of its assets in variable rate master demand notes providing for settlement upon more than seven days' notice by the Fund.

	Portfolio Turnover

	The Fund does not intend to seek profits through short-term trading. Nevertheless, the Fund will not consider portfolio turnover rate a limiting factor in making investment decisions.

	Under certain market conditions, the Fund because it engages in transactions in options may experience increased portfolio turnover as a result of its investment strategies. For instance, the exercise of a substantial number of options written by the Fund (due to appreciation of the underlying security in the case of call options on securities or depreciation of the underlying security in the case of put options on securities) could result in a turnover rate in excess of 100%. A portfolio turnover rate of 100% also would occur if all of the Fund's securities that are included in the computation of turnover were replaced once during a one-year period. The Fund's turnover rate is calculated by dividing the lesser of purchases or sales of its portfolio securities for the year by the monthly average value of the portfolio securities. Securities or options with remaining maturities of one year or less on the date of acquisition are excluded from the calculation.

	Certain other practices which may be employed by the Fund also could result in high portfolio turnover. For example, portfolio securities may be sold in anticipation of a rise in interest rates (market decline) or purchased in anticipation of a decline in interest rates (market rise) and later sold. In addition, a security may be sold and another of comparable quality purchased at approximately the same time to take advantage of what the Fund's Investment Adviser believes to be a temporary disparity in the normal yield relationship between the two securities. These yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, such as changes in the overall demand for, or supply of, various types of securities. For the fiscal year ended July 31, 1995 the Fund's Portfolio turnover rate was 63%.
For the period August 1, 1996 to December 31, 1996 the Fund's portfolio turnover rate was 30%. For the fiscal years ended July 31 1996 and December 31, 1997 the Fund's Portfolio turnover rate was 58% and 43%, respectively.

Portfolio Transactions

Most of the purchases and sales of securities by the Fund, whether transacted on a securities exchange or over the counter, will be made in the primary trading market for the securities, except for Eurobonds which are principally traded over the counter. The primary trading market for a given security is generally located in the country in which the issuer has its principal office. Decisions to buy and sell securities for the Fund are made by its Investment Adviser or Sub-Investment Adviser, who is also responsible for placing these transactions subject to the overall review of the Board of Trustees. Although investment decisions for the Fund are made independently from those of the other accounts managed by its Investment Adviser, investments of the type that the Fund may make also may be made by those other accounts. When the Fund and one or more other accounts managed by its Investment Adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the Investment Adviser to be equitable to each. In some cases this procedure may adversely affect the price paid or received by the Fund, or the size of the position obtained or disposed of by the Fund.

	Transactions on domestic stock exchanges and some foreign stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. Commissions generally are fixed on most foreign exchanges. There is generally no stated commission in the case of securities traded in U.S. or foreign over-the-counter markets, but the prices of those securities include undisclosed commissions or mark-ups. The cost of securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down. U.S. government securities generally are purchased from underwriters or dealers, although certain newly issued U.S. government securities may be purchased directly from the United States Treasury or from the issuing agency or instrumentality. The following table sets forth certain information regarding the Fund's payment of brokerage commissions:

Total Brokerage Commissions Paid



Fiscal
Year
Premium
Total
Return Fund
1995
$3,517,4
69
1996
3,935,58
5
1996*
1,179,42
5
1997
11,955,2
37


Brokerage Commissions Paid to Smith Barney


Fiscal
Year
Premium
Total
Return Fund
1995
$694,467
1996
628,778
1996*
209,905
1997
936,326


% of Total Brokerage Commissions Paid to Smith Barney


Fiscal
Year
Premium
Total
Return Fund
1995
19.75%
1996
15.98
1996*
17.80
1997
7.83

(2) For the period from August 1, 1996 through December 31, 1996.

	In selecting brokers or dealers to execute securities transactions on behalf of the Fund, the Fund's Investment Adviser seeks the best overall terms available. In assessing the best overall terms available for any transaction, the Investment Adviser or Sub-Investment Adviser will consider the factors that it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis. In addition, the Advisory Agreement between the Trust and the Investment Adviser authorizes the Investment Adviser, in selecting brokers or dealers to execute a particular transaction and in evaluating the best overall terms available, to consider the brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934, as amended) provided to the Trust, the other Funds and/or other accounts over which the Investment Adviser or its affiliates exercise investment discretion.
The fees under the Advisory Agreement and the Sub-Advisory and/or Administration Agreement are not reduced by reason of their receiving such brokerage and research services. Further, Smith Barney will not participate in commissions brokerage given by the Fund to other brokers or dealers and will not receive any reciprocal brokerage business resulting therefrom. The Trust's Board of Trustees periodically will review the commissions paid by the Fund to determine if the commissions paid over representative periods of time were reasonable in relation to the benefits inuring to the Trust.

	To the extent consistent with applicable provisions of the 1940 Act and the rules and exemptions adopted by the SEC thereunder, the Board of Trustees has determined that transactions for the Fund may be executed through Smith Barney and other affiliated broker-dealers if, in the judgment of the Fund's Investment Adviser and/or Sub-Investment Adviser, the use of such broker-dealer is likely to result in price and execution at least as favorable as those of other qualified broker-dealers, and if, in the transaction, such broker-dealer charges the Fund a rate consistent with that charged to comparable unaffiliated customers in similar transactions. In addition, under rules adopted by the SEC, Smith Barney may directly execute such transactions for the Fund on the floor of any national securities exchange, provided (a) the Trust's Board of Trustees has expressly authorized Smith Barney to effect such transactions, and (b) Smith Barney annually advises the Trust of the aggregate compensation it earned on such transactions. Over-the-counter purchases and sales are transacted directly with principal market makers except in those cases in which better prices and executions may be obtained elsewhere. The Fund will not purchase any security, including U.S. government securities, during the existence of any underwriting or selling group relating thereto of which Smith Barney is a member, except to the extent permitted by the SEC.

	The Fund may use Smith Barney as a commodities broker in connection with entering into futures contracts and options on futures contracts. Smith Barney has agreed to charge the Funds commodity commissions at rates comparable to those charged by Smith Barney to its most favored clients for comparable trades in comparable accounts.

PURCHASE OF SHARES

Volume Discounts

The schedule of sales charges on Class A shares described in the Prospectuses applies to purchases made by any "purchaser", which is defined to include the following: (a) an individual; (b) an individual's spouse and his or her children purchasing shares for his or her own account; (c) a trustee or other fiduciary purchasing shares for a single trust estate or single fiduciary account; (d) a pension, profit-sharing or other employee benefit plan qualified under Section 401(a) of the Code and qualified employee benefit plans of employers who are "affiliated persons" of each other within the meaning of the 1940 Act;
(e) tax-exempt organizations enumerated in Section 501(c)(3) or (13) of the Code; (f) any other organized group of persons, provided that the organization has been in existence for at least six months and was organized for a purpose other than the purchase of investment company securities at a discount; or (g) a trustee or other professional fiduciary (including a bank, or an Investment Adviser registered with the SEC under the Investment Advisers Act of 1940) purchasing shares of the Fund for one or more trust estates or fiduciary accounts.
Purchasers who wish to combine purchase orders to take advantage of volume discounts on Class A shares should contact a Smith Barney Financial Consultant.

Combined Right of Accumulation

Reduced sales charges, in accordance with the schedule in the Prospectus, apply to any purchase of Class A shares if the aggregate investment in Class A shares of the Fund and in Class A shares of other funds of the Smith Barney Mutual Funds that are offered with a sales charge, including the purchase being made, of any "purchaser" (as defined above) is $25,000 or more. The reduced sales charge is subject to confirmation of the shareholder's holdings through a check of appropriate records. The Trust reserves the right to terminate or amend the combined right of accumulation at any time after written notice to shareholders. For further information regarding the rights of accumulation, shareholders should contact a Smith Barney Financial Consultant.

Determination of Public Offering Prices

The Trust offers shares of the Fund to the public on a continuous basis. The public offering price for a Class A and Class Y shares of the Fund is equal to the net asset value per share at the time of purchase, plus for Class A shares an initial sales charge based on the aggregate amount of the investment. The public offering price for a Class B and Class C share (and Class A share purchases, including applicable rights of accumulation, equaling or exceeding $500,000), is equal to the net asset value per share at the time of purchase and no sales charge is imposed at the time of purchase. A contingent deferred sales charge ("CDSC"), however, is imposed on certain redemptions of Class B and Class C shares and of Class A shares when purchased in amounts exceeding $500,000. The method of computation of the public offering price is shown in the Fund's financial statements incorporated by reference in their entirety into this Statement of Additional Information.


REDEMPTION OF SHARES

Detailed information on how to redeem shares of the Fund is included in its Prospectus. The right of redemption of shares of the Fund may be suspended or the date of payment postponed (a) for any periods during which the New York Stock Exchange, Inc. (the "NYSE") is closed (other than for customary weekend and holiday closings), (b) when trading in the markets the Fund normally utilizes is restricted, or an emergency exists, as determined by the SEC, so that disposal of the Fund's investments or determination of its net asset value is not reasonably practicable or (c) for such other periods as the SEC by order may permit for the protection of the Fund's shareholders.

	Distributions in Kind. If the Board of Trustees of the Trust determines that it would be detrimental to the best interests of the remaining shareholders of the Fund to make a redemption payment wholly in cash, the Trust may pay, in accordance with SEC rules, any portion of a redemption in excess of the lesser of $250,000 or 1% of the Fund's net assets by distribution in kind of portfolio securities in lieu of cash. Securities issued as a distribution in kind may incur brokerage commissions when shareholders subsequently sell those securities.

	Automatic Cash Withdrawal Plan. An automatic cash withdrawal plan (the "Withdrawal Plan") is available to shareholders who own shares of the Fund with a value of at least $10,000 ($5,000 for retirement plan accounts) and who wish to receive specific amounts of cash monthly or quarterly. Withdrawals of at least $50 may be made under the Withdrawal Plan by redeeming as many shares of the Fund as may be necessary to cover the stipulated withdrawal payment. Any applicable CDSC will not be waived on amounts withdrawn by shareholders that exceed 1.00% per month of the value of a shareholder's shares at the time the Withdrawal Plan commences. (With respect to Withdrawal Plans in effect prior to November 7, 1994, any applicable CDSC will be waived on amounts withdrawn that do not exceed 2.00% per month of the value of a shareholder's shares at the time the Withdrawal Plan commences). To the extent that withdrawals exceed dividends, distributions and appreciation of a shareholder's investment in the Fund, there will be a reduction in the value of the shareholder's investment and continued withdrawal payments may reduce the shareholder's investment and ultimately exhaust it. Withdrawal payments should not be considered as income from investment in the Fund. Furthermore, as it generally would not be advantageous to a shareholder to make additional investments in the Fund at the same time he or she is participating in the Withdrawal Plan with respect to that Fund, purchases by such shareholders of additional shares in the Fund in amounts less than $5,000 will not ordinarily be permitted.

	Shareholders who wish to participate in the Withdrawal Plan and who hold their shares in certificate form must deposit their share certificates of the Fund from which withdrawals will be made with First Data, as agent for Withdrawal Plan members. All dividends and distributions on shares in the Withdrawal Plan are reinvested automatically at net asset value in additional shares of the Fund. All applications for participation in the Withdrawal Plan must be received by First Data as Plan Agent no later than the eighth day of each month to be eligible for participation beginning with that month's withdrawal. For additional information regarding the Withdrawal Plan, contact your Smith Barney Financial Consultant.


DISTRIBUTOR

	Smith Barney serves as the Trust's distributor on a best efforts basis pursuant to a distribution agreement (the "Distribution
Agreement").

	When payment is made by the investor before the settlement date, unless otherwise directed by the investor, the funds will be held as a free credit balance in the investor's brokerage account, and Smith Barney may benefit from the temporary use of the funds. The investor may designate another use for the funds prior to settlement date, such as an investment in a money market fund (other than the Exchange Reserve
Fund) of the Smith Barney Mutual Funds. If the investor instructs Smith Barney to invest the funds in a Smith Barney money market fund, the amount of the investment will be included as part of the average daily net assets of both the Fund and the Smith Barney money market fund, and affiliates of Smith Barney that serve the funds in an investment advisory or administrative capacity will benefit from the fact they are receiving fees from both such investment companies for managing these assets computed on the basis of their average daily net assets. The Trust's Board of Trustees has been advised of the benefits to Smith Barney resulting from these settlement procedures and will take such benefits into consideration when reviewing the Advisory, Administration and Distribution Agreements for continuance.

	For the fiscal year ended December 31, 1997, Smith Barney incurred distribution expenses totaling $19,579,134 consisting of $1,392,463 for advertising, $191,491 for printing and mailing prospectuses, $12,668,039 for support services and overhead expenses, $4,419,954 to Smith Barney Consultants and $906,187 for accruals for interest on the excess of Smith Barney expenses incurred in the distribution of the Fund's shares over the sum of the distribution fees and CDSC received by Smith
Barney..

Distribution Arrangements

	Shares of the Trust are distributed on a best efforts basis by Smith Barney as sales agent of the Trust pursuant to the Distribution Agreement. To compensate Smith Barney for the services it provides and for the expense it bears under the Distribution Agreement, the Trust has adopted a services and distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund pays Smith Barney a service fee, accrued daily and paid monthly, calculated at the annual rate of 0.25% of the value of the Fund's average daily net assets attributable to its Class A, Class B and Class C shares. In addition, the Fund pays Smith Barney, with respect to its Class B and Class C shares, a distribution fee. The distribution fee is primarily intended to compensate Smith Barney for its initial expense of paying Financial Consultants a commission upon sales of those shares. The Class B and Class C shares' distribution fees, accrued daily and paid monthly, are calculated at the annual rate of 0.50% for Class B shares and 0.45% for Class C shares of the value of the Fund's average daily net assets attributable to the shares of the respective Class.

	For the fiscal years ended December 31, 1995, 1996 and 1997, Smith Barney received $_________, respectively, in the aggregate from the Trust under the Plan.

	The following expenses were incurred during the periods indicated:


Class A

For the Fiscal Year Ended December  31
For the Period
from August 1
1996 through
December 31, 1996
Fund
July 31,
1995
July 31,
1996
December 31,
1997

Premium Total Return
Fund
$594,400
$968,000
$1,746,000
$435,000

CDSC (paid to Smith Barney)


Class B

For the Fiscal Year Ended
For the Period
from August 1
1996 through
December 31, 1996
Fund
July 31,
1995
July 31,
1996
December 31,
1997

Premium Total Return
Fund
1,765,80
0
2,905,000
2,318,000
1,009,000

Service Fees and Distribution Fees




For the Fiscal Year Ended
For the Period
from August 1
1996 through
December 31, 1996
Fund
July 31,
1995
July 31,
1996
December 31,
1997

Premium Total Return
Fund
$12,565,95
4
$15,646,14
7
$23,133,097
$7,545,851


Under its terms, the Plan continues from year to year, provided such continuance is approved annually by vote of the Board of Trustees, including a majority of the Independent Trustees who have no direct or indirect financial interest in the operation of the Plan. The Plan may not be amended to increase the amount to be spent for the services provided by Smith Barney without shareholder approval, and all amendments of the Plan must be approved by the Trustees in the manner described above. The Plan may be terminated with respect to a Class at any time, without penalty, by vote of a majority of the Independent Trustees or, with respect to the Fund, by vote of a majority of the outstanding voting securities of the Class (as defined in the 1940 Act). Pursuant to the Plan, Smith Barney will provide the Board of Trustees with periodic reports of amounts expended under the Plan and the purpose for which such expenditures were made.


VALUATION OF SHARES

Each Class' net asset value per share is calculated on each day, Monday through Friday, except days on which the NYSE is closed. The NYSE currently is scheduled to be closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. Because of the differences in distribution fees and Class-specific expenses, the per share net asset value of each Class may differ. The following is a description of procedures used by the Fund in valuing its assets.

	Because of the need to obtain prices as of the close of trading on various exchanges throughout the world, the calculation of the net asset value of the Fund when investing in foreign securities may not take place contemporaneously with the determination of the prices of many of its other respective portfolio securities used in such calculation. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. All assets and liabilities initially expressed in foreign currency values will be converted into U.S. dollar values at the mean between the bid and offered quotations of such currencies against U.S. dollars as last quoted by any recognized dealer. If such quotations are not available, the rate of exchange will be determined in good faith by the Trust's Board of Trustees. In carrying out the Board's valuation policies, MMC, as administrator, may consult with an independent pricing service (the "Pricing Service") retained by the Trust.

	Debt securities of United States issuers (other than U.S. government securities and short-term investments), are valued by MMC, as administrator, after consultation with the Pricing Service approved by the Trust's Board of Trustees. When, in the judgment of the Pricing Service, quoted bid prices for investments are readily available and are representative of the bid side of the market, these investments are valued at the mean between the quoted bid prices and asked prices. Investments for which, in the judgment of the Pricing Service, there are no readily obtainable market quotations are carried at fair value as determined by the Pricing Service. The procedures of the Pricing Service are reviewed periodically by the officers of the Trust under the general supervision and responsibility of the Board of Trustees.


EXCHANGE PRIVILEGE

Except as noted below, shareholders of any of the Smith Barney Mutual Funds may exchange all or part of their shares for shares of the same Class of other Smith Barney Mutual Funds, to the extent such shares are offered for sale in the shareholder's state of residence, on the basis of relative net asset value per share at the time of exchange as follows:

(2) Class A shares of any fund purchased with a sales charge may be exchanged for Class A shares of any of the other funds. Class
A shares of any fund may be exchanged without a sales charge for shares of the funds that are offered without a sales charge. Class A shares of any fund purchased without a sales charge may be exchanged for shares sold with a sales charge.

(2) Class A shares of any fund acquired by a previous exchange of shares purchased with a sales charge may be exchanged for Class
A shares of any of the other funds.

(2) Class B shares of any fund may be exchanged without a sales charge. Class B shares of the Fund exchanged for Class B shares of another fund will be subject to the higher applicable CDSC of the two funds and, for purposes of calculating CDSC rates and conversion periods, will be deemed to have been held since the date the shares being exchanged were deemed to be purchased.

	The exchange privilege enables shareholders to acquire shares of the same Class in the Fund with different investment objectives when they believe that a shift between funds is an appropriate investment decision. This privilege is available to shareholders residing in any state in which the fund shares being acquired may legally be sold.
Prior to any exchange, the shareholder should obtain and review a copy of the current prospectus of each fund into which an exchange is being considered. Prospectuses may be obtained from a Smith Barney Financial Consultant.

	Upon receipt of proper instructions and all necessary supporting documents, shares submitted for exchange are redeemed at the then-current net asset value and, subject to any applicable CDSC, the proceeds are immediately invested, at a price as described above, in shares of the fund being acquired. Smith Barney reserves the right to reject any exchange request. The exchange privilege may be modified or terminated at any time after written notice to shareholders.


PERFORMANCE DATA

From time to time, the Fund's yield or total return may be quoted in advertisements or in reports and other communications to shareholders. The Trust may include comparative performance information in advertising or marketing the Fund's shares. Such performance information may include the following industry and financial publications: Barron's, Business Week, CDA Investment Technologies, Inc., Changing Times, Forbes, Fortune, Institutional Investor, Investors Daily, Money, Morningstar Mutual Fund Values, The New York Times, USA Today and The Wall Street Journal. To the extent any advertisement or sales literature of the Fund describes the expenses or performance of Class A, Class B, Class C or Class Y, it will also disclose such information for the other Classes.

Yield

	The 30-day yield figure is calculated according to a formula prescribed by the SEC. The formula can be expressed as follows:
	YIELD =2[(a-bcd+1)6-1]
Where:
a = dividends and interest earned during the period.
B = expenses accrued for the period (net of waiver and reimbursement).
C = the average daily number of shares outstanding during the period that were entitled to receive dividends.
D = the maximum offering price per share on the last day of the period.

	For the purpose of determining the interest earned (variable "a" in the formula) on debt obligations that were purchased by the Fund at a discount or premium, the formula generally calls for amortization of the discount or premium; the amortization schedule will be adjusted monthly to reflect changes in the market values of the debt obligations.

	Investors should recognize that, in periods of declining interest rates, the Fund's yield will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates the Fund's yield will tend to be somewhat lower. In addition, when interest rates are falling, the inflow of net new money to the Fund from the continuous sale of its shares will likely be invested in portfolio instruments producing lower yields than the balance of such Fund's investments, thereby reducing the current yield of the Fund. In periods of rising interest rates, the opposite can be expected to occur.

Average Annual Total Return

The "average annual total return" figures for the Fund is computed according to a formula prescribed by the SEC. The formula can be expressed as follows:
	P(1+T)n = ERV
Where:
P =	a hypothetical initial payment of $1,000.
T = 	average annual total return.
N = 	number of years.
ERV= 	Ending Redeemable Value of a hypothetical $1,000
investment made at the beginning of the 1-, 5- or 10-year period at the end of the 1-, 5- or 10-year period
(or fractional portion thereof), assuming reinvestment of all dividends and distributions.

	The average annual total returns with sales charges of the Fund's Class A shares were as follows for the periods indicated:

Fund

One-Year
Period

Five-Year
Period
Commencement of
Operations
Premium Total Return Fund1
18.91
15.22
15.50
1 Fund commenced operations on September 16, 1985.

	The average annual total returns (with fees waived and without CDSC) of the Fund's Class B shares were as follows for the periods indicated:

Fund
One-Year
Period
Five-Year
Period
Ten-Year
Period
Commencement
of Operations
Premium Total Return
Fund1
24.55
15.38
16.38
14.27
1 Fund commenced operations on September 16, 1985.

	The average annual total returns (with fees waived) of the Fund's Class C shares were as follows for the periods indicated:

Fund

One-Year
Period

Five-Year
Period
Commencement of
Operations
Premium Total Return Fund2
24.60
N/A
16.52
2 The Fund commenced selling C shares on June 1, 1993.


Aggregate Total Return

The aggregate total return figures for the Fund represents the cumulative change in the value of an investment in the Class for the specified period and are computed by the following formula:
	ERV - P
	P
Where:
P =	a hypothetical initial payment of $10,000.
ERV=	Ending Redeemable Value of a hypothetical $10,000
investment made at the beginning of the 1-, 5- or 10-year period at the end of the 1-, 5- or 10-year period (or fractional portion thereof), assuming reinvestment of all dividends and distributions.
	The aggregate total returns (with fees waived) of the Class B shares of the Fund were as follows for the periods indicated:

No Load*


Fund
One-Year
Period
Five-
Year
Period
Ten-Year
Period
Commencement
of Operations
Premium Total Return Fund1
24.55
108.54
355.77
415.85

Load**


Fund
One-Year
Period
Five-
Year
Period
Ten-Year
Period
Commencement
of Operations
Premium Total Return Fund
19.55
107.54
355.77
415.85

	The aggregate total returns (with fees waived) of the Class A and Class C shares of the Fund indicated were as follows for the periods indicated:

No Load*

Fund/Class
One-Year
Period
Five-
Year
Period
Commencement
of Operations




Premium Total Return Fund



Class A (1)
25.19
113.74
121.25
Class C (2)
24.60
N/A
101.64

Load**

Fund/Class
One-Year
Period
Five-
Year
Period
Commencement
of Operations




Premium Total Return Fund



Class A (1)
18.91
103.67
110.15
Class C (2)
23.60
N/A
101.64

(2) Figures do not include the effect of the maximum sales charge or maximum applicable CDSC.
**	Figures include the effect of the maximum sales charge or maximum applicable CDSC.
(2) The Fund commenced selling Class A shares on November 6, 1992.
(2) The Fund commenced selling Class C shares (previously designated as Class D shares) on June 1, 1993.

	It is important to note that the yield and total return figures set forth above are based on historical earnings and are not intended to indicate future performance.

	The performance of a class of shares will vary from time to time depending upon market conditions, the composition of the Fund's portfolio and operating expenses and the expenses exclusively attributable to that Class. Consequently, any given performance quotation should not be considered representative of the Class' performance for any specified period in the future. Because performance will vary, it may not provide a basis for comparing an investment in the Class with certain bank deposits or other investments that pay a fixed yield for a stated period of time. Investors comparing a Class' performance with that of other mutual funds should give consideration to the quality and maturity of the respective investment company's portfolio securities.


TAXES

The following is a summary of certain Federal income tax considerations that may affect the Fund and its shareholders. This summary is not intended as a substitute for individual tax advice and investors are urged to consult their own tax advisors as to the tax consequences of an investment in the Fund.

Tax Status of the Funds

The Fund will be treated as a separate taxable entity for Federal income tax purposes.

	The Fund has qualified and the Trust intends that the Fund continue to qualify separately each year as a "regulated investment company" under the Code. A qualified Fund will not be liable for Federal income taxes to the extent its taxable net investment income and net realized capital gains are distributed to its shareholders, provided that the Fund distributes at least 90% of its net investment income.
One of the several requirements for qualification is that the Fund receive at least 90% of its gross income each year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of equity or debt securities or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to the Fund's investment in such stock, securities, or currencies. The Trust does not expect the Fund to have difficulty meeting this test.

Taxation of Investments by the Fund

Gains or losses on sales of securities by the Fund generally will be long-term capital gains or losses if the Fund has held the securities for more than one year. Gains or losses on sales of securities held for not more than one year generally will be short-term. If the Fund acquires a debt security at a substantial discount, a portion of any gain upon sale or redemption will be taxed as ordinary income, rather than capital gain, to the extent that it reflects accrued market discount.

	Options and Futures Transactions. The tax consequences of options transactions entered into by the Fund will vary depending on the nature of the underlying security, whether the option is written or purchased. When the Fund writes a call or put option on an equity or convertible debt security, it will receive a premium that will be treated as follows for tax purposes. If the option expires unexercised, or if the Fund enters into a closing purchase transaction, the Fund will realize a gain (or loss if the cost of the closing purchase transaction exceeds the amount of the premium) without regard to any unrealized gain or loss on the underlying security. Any such gain or loss will be a short-term capital gain or loss, except that any loss on a "qualified" covered call stock option that is not treated as a part of a straddle may be treated as long-term capital loss. If a call option written by the Fund is exercised, the Fund will recognize a capital gain or loss from the sale of the underlying security, and will treat the premium as additional sales proceeds. Whether the gain or loss will be long-term or short-term will depend on the holding period of the underlying security. If a put option written by the Fund is exercised, the amount of the premium will reduce the tax basis of the security that the Fund then purchases.

	If a put or call option that the Fund has purchased on an equity or convertible debt security expires unexercised, the Fund will realize capital loss equal to the cost of the option. If the Fund enters into a closing sale transaction with respect to the option, it will realize a capital gain or loss (depending on whether the proceeds from the closing transaction are greater or less than the cost of the option). The gain or loss will be short-term or long-term, depending on the Fund's holding period in the option. If the Fund exercises such a put option, it will realize a short-term capital gain or loss (long-term if the Fund holds the underlying security for more than one year before it purchases the put) from the sale of the underlying security measured by the sales proceeds decreased by the premium paid. If the Fund exercises such a call option, the premium paid for the option will be added to the tax basis of the security purchased.

Taxation of the Trust's Shareholders

Dividends paid by the Fund from investment income and distributions of short-term capital gains will be taxable to shareholders as ordinary income for Federal income tax purposes, whether received in cash or reinvested in additional shares. Distributions of long-term capital gains will be taxable to shareholders as long-term capital gain, whether paid in cash or reinvested in additional shares, and regardless of the length of time that the shareholder has held his or her shares of the
Fund.   A portion of long-term capital gains (including such gains attributable to the 60% long-term gains portion of gains on Section 1256 contracts) may be designated as eligible for the 20% maximum capital gains tax rate on gains realized by individuals from capital assets held for more than 18 months.

	Dividends of investment income (but not capital gains) from the Fund generally will qualify for the Federal dividends-received deduction for domestic corporate shareholders to the extent that such dividends do not exceed the aggregate amount of dividends received by the Fund from domestic corporations. If securities held by the Fund are considered to be "debt-financed" (generally, acquired with borrowed funds), are held by the Fund for less than 46 days (91 days in the case of certain preferred stock), or are subject to certain forms of hedges or short sales, the portion of the dividends paid by the Fund which corresponds to the dividends paid with respect to such securities will not be eligible for the corporate dividends-received deduction.

	If a shareholder (a) incurs a sales charge in acquiring or redeeming Fund shares and (b) disposes of those shares and acquires within 90 days after the original acquisition, or (c) acquires within 90 days of the redemption, shares in a mutual fund for which the otherwise applicable sales charge is reduced by reason of a reinvestment right (i.e., exchange privilege), the original sales charge increases the shareholder's tax basis in the original shares only to the extent the otherwise applicable sales charge for the second acquisition is not reduced. The portion of the original sales charge that does not increase the shareholder's tax basis in the original shares would be treated as incurred with respect to the second acquisition and, as a general rule, would increase the shareholder's tax basis in the newly acquired shares. Furthermore, the same rule also applies to a disposition of the newly acquired or redeemed shares made within 90 days of the second acquisition. This provision prevents a shareholder from immediately deducting the sales charge by shifting his or her investment in a family of mutual funds.

	Capital Gains Distribution. As a general rule, a shareholder who redeems or exchanges his or her shares will recognize long-term capital gain or loss if the shares have been held for more than one year, and will recognize short-term capital gain or loss if the shares have been held for one year or less. However, if a shareholder receives a distribution taxable as long-term capital gain with respect to shares of the Fund and redeems or exchanges the shares before he or she has held them for more than six months, any loss on such redemption or exchange that is less than or equal to the amount of the distribution will be treated as a long-term capital loss.

	Backup Withholding. If a shareholder fails to furnish a correct taxpayer identification number, fails to fully report dividend or interest income, or fails to certify that he or she has provided a correct taxpayer identification number and that he or she is not subject to such withholding, then the shareholder may be subject to a 31% "backup withholding tax" with respect to (a) any taxable dividends and distributions and (b) any proceeds of any redemption of Fund shares. An individual's taxpayer identification number is his or her social security number. The backup withholding tax is not an additional tax and may be credited against a shareholder's regular Federal income tax liability.


ADDITIONAL INFORMATION

	The Trust was organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts pursuant to a Master Trust Agreement dated March 12, 1985, as amended from time to time, and on November 5, 1992 the Trust filed an Amended and Restated Master Trust Agreement (the "Trust Agreement"). The Trust commenced business as an investment company on September 16, 1985, under the name Shearson Lehman Special Portfolios. On February 21, 1986, December 6, 1988, August 27, 1990, November 5, 1992, July 30, 1993 and October 14, 1994, the Trust changed its name to Shearson Lehman Special Income Portfolios, SLH
Income Portfolios, Shearson Lehman Brothers Income Portfolios, Shearson Lehman Brothers Income Funds, Smith Barney Shearson Income Funds and Smith Barney Income Funds, respectively.

	PNC Bank is located at 17th and Chestnut Streets, Philadelphia, Pennsylvania 19103, and serves as the custodian for the Fund. Under the custodian agreement with the Fund, the custodian is authorized to establish separate accounts for foreign securities owned by the Fund to be held with foreign branches of other U.S. banks as well as with certain foreign banks and securities depositories. For its custody services to the Fund, the custodian receives monthly fees based upon the month-end aggregate net asset value of the Fund, plus certain charges for securities transactions including out-of-pocket expenses, and costs of any foreign and domestic sub-custodians. The assets of the Fund are held under bank custodianship in compliance with the 1940 Act.

	First Data is located at Exchange Place, Boston, Massachusetts 02109, and serves as the Fund's transfer agent. Under the transfer agency agreement, First Data maintains the shareholder account records for the Fund, handles certain communications between shareholders and the Trust and distributes dividends and distributions payable by the Fund. For these services First Data receives from the Fund a monthly fee computed on the basis of the number of shareholder accounts maintained during the year for the Fund and is reimbursed for certain out-of-pocket expenses.


FINANCIAL STATEMENTS

The Fund's Annual Report for the fiscal year ended December 31, 1997, accompanies this Statement of Additional Information and is incorporated herein by reference in its entirety.

APPENDIX


Description of Ratings

Description of S&P Corporate Bond Ratings

	AAA

	Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

	AA

	Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

	A

	Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

	BBB

	Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

	BB, B and CCC

	Bonds rated BB and B are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB represents a lower degree of speculation than B and CCC, the highest degrees of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.


Description of Moody's Corporate Bond Ratings

	Aaa

	Bonds which are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.


	Aa

	Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

	A

	Bonds which are rated A possess favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

	Baa

	Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

	Ba

	Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future.
Uncertainty of position characterizes bonds in this class.

	B

	Bonds which are rated B generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

	Caa

	Bonds that are rated Caa are of poor standing. These issues may be in default or present elements of danger may exist with respect to principal or interest.

	Moody's applies the numerical modifier 1, 2 and 3 to each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.



Description of S&P Municipal Bond Ratings

	AAA

	Prime -- These are obligations of the highest quality. They have the strongest capacity for timely payment of debt service.

	General Obligation Bonds -- In a period of economic stress, the issuers will suffer the smallest declines in income and will be least susceptible to autonomous decline. Debt burden is moderate. A strong revenue structure appears more than adequate to meet future expenditure requirements. Quality of management appears superior.

	Revenue Bonds -- Debt service coverage has been, and is expected to remain, substantial. Stability of the pledged revenues is also exceptionally strong due to the competitive position of the municipal enterprise or to the nature of the revenues. Basic security provisions (including rate covenant, earnings test for issuance of additional bonds, debt service reserve requirements) are rigorous. There is evidence of superior management.

	AA

	High Grade -- The investment characteristics of bonds in this group are only slightly less marked than those of the prime quality issues. Bonds rated AA have the second strongest capacity for payment of debt service.

	A

	Good Grade -- Principal and interest payments on bonds in this category are regarded as safe although the bonds are somewhat more susceptible to the adverse affects of changes in circumstances and economic conditions than bonds in higher rated categories. This rating describes the third strongest capacity for payment of debt service. Regarding municipal bonds, the ratings differ from the two higher ratings because:

	General Obligation Bonds -- There is some weakness, either in the local economic base, in debt burden, in the balance between revenues and expenditures, or in quality of management. Under certain adverse circumstances, any one such weakness might impair the ability of the issuer to meet debt obligations at some future date.

	Revenue Bonds -- Debt service coverage is good, but not exceptional. Stability of the pledged revenues could show some variations because of increased competition or economic influences on revenues. Basic security provisions, while satisfactory, are less stringent. Management performance appears adequate.

	BBB

	Medium Grade -- Of the investment grade ratings, this is the lowest. Bonds in this group are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

	General Obligation Bonds -- Under certain adverse conditions, several of the above factors could contribute to a lesser capacity for payment of debt service. The difference between A and BBB ratings is that the latter shows more than one fundamental weakness, or one very substantial fundamental weakness, whereas the former shows only one deficiency among the factors considered.

	Revenue Bonds -- Debt coverage is only fair. Stability of the pledged revenues could show substantial variations, with the revenue flow possibly being subject to erosion over time. Basic security provisions are no more than adequate. Management performance could be stronger.

	BB, B, CCC and CC

	Bonds rated BB, B, CCC and CC are regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB includes the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
	C

	The rating C is reserved for income bonds on which no interest is being paid.

	D

	Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

	S&P's letter ratings may be modified by the addition of a plus or a minus sign, which is used to show relative standing within the major rating categories, except in the AAA-Prime Grade category.


Description of S&P Municipal Note Ratings

Municipal notes with maturities of three years or less are usually given note ratings (designated SP-1, -2 or -3) to distinguish more clearly the credit quality of notes as compared to bonds. Notes rated SP-1 have a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given the designation of SP-1+. Notes rated SP-2 have satisfactory capacity to pay principal and interest.


Description of Moody's Municipal Bond Ratings

	Aaa

	Bonds which are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

	Aa

	Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

	A

	Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.


	Baa

	Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

	Ba

	Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future.
Uncertainty of position characterize bonds in this class.

	B

	Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

	Caa

	Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

	Ca

	Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

	C

	Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
	Moody's applies the numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic ratings category;
the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic ratings category.


Description of Moody's Municipal Note Ratings

Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade (MIG) and for variable rate demand obligations are designated Variable Moody's Investment Grade
(VMIG). This distinction recognizes the differences between short- and long-term credit risk. Loans bearing the designation MIG 1/VMIG 1 are the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Loans bearing the designation MIG 2/VMIG 2 are of high quality, with margins of protection ample, although not as large as the preceding group. Loans bearing the designation MIG 3/VMIG 3 are of favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Market access for refinancing, in particular, is likely to be less well established. Loans bearing the designation MIG 4/VMIG 4 are of adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.


Description of Commercial Paper Ratings

The rating A-1+ is the highest, and A-1 the second highest, commercial paper rating assigned by S&P. Paper rated A-1+ must have either the direct credit support of an issuer or guarantor that possesses excellent long-term operating and financial strength combined with strong liquidity characteristics (typically, such issuers or guarantors would display credit quality characteristics which would warrant a senior bond rating of A- or higher) or the direct credit support of an issuer or guarantor that possesses above average long-term fundamental operating and financing capabilities combined with ongoing excellent liquidity characteristics. Paper rated A-1 must have the following characteristics: liquidity ratios are adequate to meet cash requirements; long-term senior debt is rated A or better; the issuer has access to at least two additional channels of borrowing; basic earnings and cash flow have an upward trend with allowance made for unusual circumstances; typically, the issuer's industry is well established and the issuer has a strong position within the industry; and the reliability and quality of management are unquestioned.

	The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (a) evaluation of the management of the issuer; (b) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (c) evaluation of the issuer's products in relation to competition and customer acceptance; (d) liquidity; (e) amount and quality of long-term debt; (f) trend of earnings over a period of ten years; (g) financial strength of parent company and the relationships which exist with the issuer; and (h) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

	Thomson BankWatch employs the rating "TBW-1" as its highest category, which indicates that the degree of safety regarding timely repayment of principal and interest is very strong. "TBW-2" is its second highest rating category. While the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

	Fitch IBCA, Inc. employs the rating F-1+ to indicate issues regarded as having the strongest degree of assurance of timely payment. The rating F-1 reflects an assurance of timely payment only slightly less in degree than issues rated F-1+, while the rating F-2 indicates a satisfactory degree of assurance of timely payment although the margin of safety is not as great as indicated by the F-1+ and F-1 categories.

	Duff & Phelps Inc. employs the designation of Duff 1 with respect to top grade commercial paper and bank money instruments. Duff 1+ indicates the highest certainty of timely payment: short-term liquidity is clearly outstanding and safety is just below risk-free U.S. Treasury short-term obligations. Duff 1- indicates high certainty of timely payment. Duff 2 indicates good certainty of timely payment: liquidity factors and company fundamentals are sound.

	Various NRSROs utilize rankings within ratings categories indicated by a + or -. The Fund, in accordance with industry practice, recognizes such ratings within categories as gradations, viewing for example S&P's rating of A-1+ and A-1 as being in S&P's highest rating category.





						Smith Barney
INCOME FUNDS - SMITH BARNEY PREMIUM
TOTAL RETURN FUND





						Statement of
						Additional Information
	April 29, 1998





























Smith Barney
Income Funds - Premium Total Return Fund
388 Greenwich Street
New York, New York 10013					SMITH BARNEY
								A Member of The
Travelers Group


FD 01217     4/98
u:legal\funds\slip\1998\secdocs\ptrsai.doc	16

u:\legal\funds\slip\1998\secdocs\ptresait.doc	A-7
	A-1


SMITH BARNEY INCOME FUNDS
PART C
Item 24.	Financial Statements and Exhibits


(a)	Financial Statements:



Included in Part A:

Financial Highlights

	Included in Part B:

The Registrant's Annual Reports for the fiscal year ended July 31, 1997 and the Report of Independent Auditors dated September 15, 1997 are incorporated by reference to the Definitive 30b2-1 filed on September 30, 1997 as Accession #0000091155-97-000435.

The Registrant's Annual Report (Smith Barney Premium Total Return Fund) for the fiscal year ended December 31, 1997 and the Report of Independent Auditors dated February 10, 1998 are incorporated by reference to the Definitive 30b2-1 filed on March 26, 1998 as Accession #0000091155-98-000200.

Included in Part C:

Consent of Auditors is filed herein.





(b)	Exhibits:

All references are to the Registrant's registration statement on Form N-1A (the "Registration Statement") as filed with the
Securities and Exchange Commission (the "SEC") on March 13, 1985
(File Nos. 2-96408 and 811-4254).

(1)	Registrant's First Amended and Restated Master Trust
Agreement dated November 5, 1993 and Amendment No. 1 to the Master Trust Agreement dated July 30, 1993 are incorporated by reference to Post-Effective Amendment No.
36.

(2)	Registrant's By-Laws are incorporated by reference to the
Registration Statement.

(3)	Not Applicable.



(4)	Registrant's form of stock certificate for Smith Barney
Total Return Bond Fund Class A, Class B, Class C and Class
Y shares of beneficial interest is filed herewith.

(5)(a)	Transfer of Investment Advisory Agreements between the
Registrant and Smith Barney Mutual Funds Management with respect to Smith Barney Diversified Strategic Income Fund,
Smith Barney Utilities Fund, Smith Barney Convertible
Securities Fund, Smith Barney High Income Fund, Smith
Barney Tax-Exempt Income Fund and Smith Barney Exchange
Reserve Fund are incorporated by reference to Post-
Effective Amendment No. 40.

(b)	Investment Advisory Agreement between Registrant and Smith
Barney Strategy Advisers Inc. with respect to Smith Barney
Premium Total Return Fund is incorporated by reference to Post-Effective Amendment No. 41 to the Registration
Statement.


(c)	Form of Investment Management Agreement between Registrant
and Mutual Management Corp. with respect to Smith Barney
Total Return Bond Fund is filed herewith.


(d)	Sub-Investment Advisory Agreement among the Registrant,
Smith Barney Strategy Advisers, Inc. and Boston Partners
Asset Management, L.P with respect to Smith Barney Premium
Total Return Fund is incorporated by reference to Post-
Effective Amendment No. 41 to the Registration Statement.

(e)	Sub-Investment Advisory Agreement between the Registrant
and Smith Barney Global Capital Management Inc. with respect to Smith Barney Diversified Strategic Income Fund is incorporated by reference to Post-Effective Amendment
No. 40.

(6)(a)	Distribution Agreement between the Registrant and Smith
Barney Inc. is incorporated by reference to the Post-
Effective Amendment No. 40.

(b)	Distribution Agreement between the Registrant and PFS
Distributors, Inc. is incorporated by reference to Post-
Effective Amendment No. 43 to the Registration Statement.

(7)	Not Applicable.

(8)(a)	Custodian Agreement between the Registrant and PNC Bank,
National Association ("PNC Bank") is incorporated by reference to Post-Effective Amendment No. 41 to the Registration Statement.

(b)	A form of Custodian Agreement between the Registrant and
Chase Manhattan Bank is incorporated by reference to Post-
Effective Amendment No. 43 to the Registration Statement.

(9)(a)	Administration Agreement between the Registrant and MMC is
incorporated by reference to Post-Effective Amendment No.
40.

(b)	Transfer Agency and Registrar Agreement between the
Registrant and First Data Investor Services Group, Inc.,
(formerly The Shareholder Services Group, Inc.) is incorporated by reference to Post-Effective Amendment No.
40 to the Registration Statement.

(10)	Opinion of Counsel was filed with Registrant's 24f-2
Notice on February 25, 1997 as accession number
0000091155-97-000095.

(11)	Not applicable.

(12)	Not applicable.

(13)	Not applicable.

(14)	Not applicable.

(15)(a)	Services and Distribution Plans pursuant to Rule
12b-1 between the Registrant on behalf of Smith Barney
Diversified Strategic Income Fund, Smith Barney Utilities
Fund, Smith Barney Convertible Securities Fund, Smith
Barney High Income Fund, Smith Barney Premium Total Return
Fund, Smith Barney Tax-Exempt Income Fund and Smith Barney
Exchange Reserve Fund are incorporated by reference to Post-Effective Amendment No. 40.

(16)	Performance Data for Registrant is incorporated by
reference to Post-Effective Amendments No. 14, 15 and 30 to the Registration Statement filed on September 30, 1988,
December 30, 1988 and January 29, 1992, respectively.

(17)	Not applicable.

(18)	Plan pursuant to Rule 18f-3 is incorporated by reference
to Post-Effective Amendment No. 41 to the Registration
Statement.

Item 25.  Persons Controlled by or Under Common Control with
Registrant

None.

Item 26.  Number of Holders of Securities


(1)					(2)
					Number of Record Holders
Title of Class				by Class as of March 31, 1998

Beneficial Interest par value
$.001 per share




Fund			Class A		Class B		Class C
	Class Y		Class Z
Convertible Fund		3,380		3,235		88		8
	N/A

Diversified Strategic
Income Fund		15,412		105,550		4,073		9
	7

Exchange Reserve Fund	N/A		6,118		705		N/A
	N/A

High Income Fund	22,966		31,174		1,943		13		6

Tax-Exempt Income
Fund			7,422		13,724		37		0		N/A

Utilities Fund		22,114		64,100		625		6
	10




Item 27.  Indemnification

The response to this item is incorporated by reference to Registrant's Post-Effective Amendment No. 2 to the Registration Statement.

Item 28.  (a)  Business and Other Connections of Investment Adviser


Investment Adviser - Mutual Management Corp. ("MMC")

MMC, formerly known as Smith Barney Mutual Funds Management Inc., was incorporated in December 1968 under the laws of the State of Delaware. MMC is a wholly owned subsidiary of Salomon Smith Barney Holdings Inc. ("Holdings") (formerly known as Smith Barney Holdings Inc.), which in turn is a wholly owned subsidiary of Travelers Group Inc. ("Travelers"), formerly known as Primerica Corporation. MMC is registered as an investment adviser under the Investment Advisers Act of 1940 (the "Advisers Act").

The list required by this Item 28 of officers and directors of MMC together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two fiscal years, is incorporated by reference to Schedules A and D of FORM ADV filed by MMC pursuant to the Advisers Act (SEC File No. 801-14437).


Investment Adviser - Smith Barney Strategy Advisers Inc. ("Strategy
Advisers")


Strategy Advisers was incorporated on October 22, 1986 under the laws of the State of Delaware. On June 1, 1994, Strategy Advisers changed its name from Smith Barney-Shearson Strategy Advisers Inc. to its current name. Strategy Advisers is a wholly owned subsidiary of MMC. Strategy Advisers is registered as an investment adviser under the Investment Advisers Act of 1940 (the "Advisers Act"). Strategy Advisers is also registered with the Commodity Futures Trading Commission (the "CFTC") as a commodity pool operator under the Commodity Exchange Act (the "CEA"), and is a member of the National Futures Association (the "NFA").

The list required by this Item 28 of officers and directors of MMC and Strategy Advisers, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, in incorporated b reference to Schedules A and D of FORM ADV filed by MMC on behalf of Strategy Advisers pursuant to the Advisers Act (SEC File No. 801-8314).


Sub-Investment Adviser - Boston Partners Asset Management, L.P.
("Boston Partners")

Boston Partners was organized in April, 1995 under the laws of the State of Delaware as a Limited Partnership and provides a comprehensive range of financial products and services in domestic and selected international markets. Boston Partners is an investment adviser registered under the Investment Advisers Act of 1940 (the "Advisers Act") and provides investment advice to endowment plans, Taft Hartley Health and Welfare Plans, VEBAS and institutional clients. It also serves as investment adviser and sub-investment adviser to other investment companies.

The list required by this Item 28 of officers and directors of Boston Partners, together with information as to any other business profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of FORM ADV filed by Boston Partners pursuant to the Advisers Act (SEC File No. 801-49059).

Sub-Investment Adviser - Smith Barney Global Capital Management
Inc. ("SBGCM")

SBGCM was incorporated on January 22, 1988 under the laws of the State of Delaware. SBGCM is an indirect wholly owned subsidiary of Holdings. SBGCM is an investment adviser registered with the Securities and Exchange Commission in the United States and with the Investment Management Regulatory Organization Limited in the United Kingdom. SBGCM conducts its operations primarily in the United Kingdom.

The list required by this Item 28 of officers and directors of SBGCM, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of FORM ADV filed by SBGCM pursuant to the Advisers Act (SEC File No. 801-31824).

Item 29.  Principal Underwriters

Smith Barney Inc. ("Smith Barney") currently acts as a distributor for Consulting Group Capital Markets
Funds; Global Horizons Investment Series (Cayman
Islands); Greenwich Street California Municipal Fund
Inc.; Greenwich Street Municipal Fund Inc.; Greenwich
Street Series Fund; High Income Opportunity Fund Inc.;
The Italy Fund Inc.; Managed High Income Portfolio Inc.;
Managed Municipals Portfolio II Inc.; Managed Municipals
Portfolio Inc.; Municipal High Income Fund Inc.; Puerto
Rico Daily Liquidity Fund Inc.; Smith Barney Adjustable
Rate Government Income Fund; Smith Barney Aggressive
Growth Fund Inc.; Smith Barney Appreciation Fund Inc.;
Smith Barney Arizona Municipals Fund Inc.; Smith Barney
California Municipals Fund Inc.; Smith Barney Concert
Allocation Series Inc.; Smith Barney Small Cap Blend
Fund, Inc.; Smith Barney Equity Funds; Smith Barney
Fundamental Value Fund Inc.; Smith Barney Funds, Inc.;
Smith Barney Income Funds; Smith Barney Income Trust;
Smith Barney Institutional Cash Management Fund, Inc.;
Smith Barney Intermediate Municipal Fund, Inc.; Smith
Barney Investment Funds Inc.; Smith Barney Investment
Trust; Smith Barney Managed Governments Fund Inc.; Smith
Barney Managed Municipals Fund Inc.; Smith Barney
Massachusetts Municipals Fund; Smith Barney Money Funds,
Inc.; Smith Barney Muni Funds; Smith Barney Municipal
Fund, Inc.; Smith Barney Municipal Money Market Fund,
Inc.; Smith Barney Natural Resources Fund Inc.; Smith
Barney New Jersey Municipals Fund Inc.; Smith Barney
Oregon Municipals Fund Inc.; Smith Barney Principal
Return Fund; Smith Barney Telecommunications Trust; Smith
Barney Variable Account Funds; Smith Barney World Funds,
Inc.; Smith Barney Worldwide Special Fund N.V.
(Netherlands Antilles); Travelers Series Fund Inc.; The
USA High Yield Fund N.V.; Worldwide Securities Limited
(Bermuda); Zenix Income Fund Inc. and various series of unit investment trusts.

Smith Barney is a wholly owned subsidiary of Holdings. On June 1, 1994, Smith Barney changed its name from Smith Barney Shearson Inc. to its current name. The information required by this Item 29 with respect to each director, officer and partner of Smith Barney is incorporated by reference to Schedule A of FORM BD filed by Smith Barney pursuant to the Securities Exchange Act of 1934 (SEC File No. 812-8510).

Item 30.  Location of Accounts and Records

(1)	Smith Barney Inc.
388 Greenwich Street
New York, New York  10013

(2)	Smith Barney Income Funds
388 Greenwich Street
New York, New York  10013


(3)	Mutual Management Corp.
388 Greenwich Street
New York, New York  10013


(4)	Boston Partners Asset Management, L.P.
One Financial Center
43rd floor
Boston, Massachusetts  02111

(5)	Smith Barney Global Capital Management Inc.
10 Piccadilly
London W1V 9LA
England

(6)	PNC Bank, National Association
17th and Chestnut Streets
Philadelphia, PA  19103

(7)	First Data Investor Services Group, Inc.
One Exchange Place
Boston, Massachusetts  02109

Item 31.  Management Services

Not Applicable.

Item 32.  Undertakings

(a)	The Registrant hereby undertakes to call a meeting of its
shareholders for the purpose of voting upon the question of removal of a trustee or trustees of Registrant when requested in to do so by the holders of at least 10% of Registrant's outstanding shares. Registrant undertakes further, in connection with the meeting, to comply with the provisions of Section 16(c) of the 1940 Act relating to communications with the shareholders of certain common-law trusts.

	SIGNATURES

	Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, SMITH BARNEY INCOME FUNDS, has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the City of New York,
State of New York on the    24th day of April,     1998.

	SMITH BARNEY INCOME FUNDS
	By: /s/ Heath B. McLendon
	Heath B. McLendon, Chairman of
the Board

	Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature		Title				Date

/s/ Heath B. McLendon	Chairman of the Board		   4/24/98
Heath B. McLendon	(Chief Executive Officer)

/s/ Lewis E. Daidone	Senior Vice President and
	   4/24/98
Lewis E. Daidone	Treasurer (Chief Financial
			and Accounting Officer)

/s/ Lee Abraham*	Trustee				   4/24/98
Lee Abraham

/s/ Allan J. Bloostein*	Trustee				   4/24/98
Allan J. Bloostein

/s/ Richard E. Hanson*	Trustee				   4/24/98
Richard E. Hanson

* Signed by Heath B. McLendon, their duly authorized attorney-in-fact, pursuant to power of attorney dated September 4, 1996.

/s/ Heath B. McLendon
Heath B. McLendon

u:\legal\funds\slip\1998\secdocs\pea48.doc


EXHIBIT INDEX


EXHIBIT NO.         EXHIBIT

(11) Auditor's Consent

(17)               Financial Data Schedules